UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

July 31, 2010

1.899285.100

SGX-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 5.5%
AGL Energy Ltd.	2,353	$ 31,447
Alumina Ltd.	11,219	15,806
Amcor Ltd.	5,639	33,472
AMP Ltd.	8,952	42,931
Aristocrat Leisure Ltd.	2,368	7,264
Arrow Energy Ltd. (a)	2,891	12,295
Asciano Group unit (a)	14,601	22,328
ASX Ltd.	862	22,541
Australia & New Zealand Banking Group Ltd.	12,040	251,116
AXA Asia Pacific Holdings Ltd.	5,040	24,763
Bendigo & Adelaide Bank Ltd.	1,688	12,509
BHP Billiton Ltd.	15,647	568,085
Billabong International Ltd.	1,074	8,863
BlueScope Steel Ltd. (a)	8,135	17,445
Boral Ltd.	3,485	13,370
Brambles Ltd.	6,310	30,832
Caltex Australia Ltd.	800	7,434
CFS Retail Property Trust	8,564	14,568
Coca-Cola Amatil Ltd.	2,666	27,669
Cochlear Ltd.	251	16,053
Commonwealth Bank of Australia	7,266	345,563
Computershare Ltd.	1,963	17,958
Crown Ltd.	2,278	16,408
CSL Ltd.	2,501	74,997
CSR Ltd.	6,614	10,294
Dart Energy Ltd. (a)	1,445	987
DEXUS Property Group unit	22,050	16,261
Energy Resources of Australia Ltd.	278	3,466
Fortescue Metals Group Ltd. (a)	6,281	24,382
Fosters Group Ltd.	8,421	43,890
Goodman Fielder Ltd.	6,659	8,044
Goodman Group unit	27,646	15,385
Harvey Norman Holdings Ltd.	2,938	9,305
Incitec Pivot Ltd.	8,275	24,335
Insurance Australia Group Ltd.	9,688	29,893
Intoll Group unit	9,331	12,411
John Fairfax Holdings Ltd.	10,300	13,747
Leighton Holdings Ltd.	670	17,878
Lend Lease Group unit	2,417	15,943
MacArthur Coal Ltd.	700	7,917
Macquarie Group Ltd.	1,488	50,087
MAp Group unit	3,610	9,669
Common Stocks - continued
	Shares	Value
Australia - continued
Metcash Ltd.	3,799	$ 15,297
Mirvac Group unit	14,715	17,642
National Australia Bank Ltd.	10,089	229,413
Newcrest Mining Ltd.	2,373	70,235
OneSteel Ltd.	5,926	16,033
Orica Ltd.	1,600	36,484
Origin Energy Ltd.	3,883	54,249
OZ Minerals Ltd. (a)	14,940	16,628
Paladin Energy Ltd. (a)	3,269	11,388
Qantas Airways Ltd. (a)	5,797	12,956
QBE Insurance Group Ltd.	4,612	69,692
Rio Tinto Ltd.	2,052	131,105
Santos Ltd.	4,095	49,281
Sims Metal Management Ltd.	787	12,675
Sonic Healthcare Ltd.	1,626	15,154
SP AusNet unit	5,514	3,991
Stockland Corp. Ltd. unit	10,670	36,592
Suncorp-Metway Ltd.	6,400	48,471
Tabcorp Holdings Ltd.	2,722	16,896
Tattersall's Ltd.	6,615	14,665
Telstra Corp. Ltd.	19,267	56,137
The GPT Group unit	8,149	21,089
Toll Holdings Ltd.	2,975	15,990
Transurban Group unit	5,867	23,783
Wesfarmers Ltd.	4,588	129,069
Wesfarmers Ltd. (price protected shares)	697	19,671
Westfield Group unit	10,199	112,681
Westpac Banking Corp.	14,118	306,464
Woodside Petroleum Ltd.	2,470	92,975
Woolworths Ltd.	5,948	138,803
Worleyparsons Ltd.	950	19,891
TOTAL AUSTRALIA		3,765,011
Austria - 0.2%
Erste Bank AG	867	34,798
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	4,742	15,606
OMV AG	741	24,806
Osterreichische Elektrizitatswirtschafts AG	385	13,664
Raiffeisen International Bank-Holding AG	279	12,684
Telekom Austria AG	1,654	21,299
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group	218	$ 10,351
Voestalpine AG	547	17,502
TOTAL AUSTRIA		150,710
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	1,609	6,014
Resolution Ltd. rights 8/5/10 (a)	5,258	7,175
TOTAL BAILIWICK OF GUERNSEY		13,189
Bailiwick of Jersey - 0.3%
Experian PLC	5,146	50,645
Petrofac Ltd.	1,232	24,153
Randgold Resources Ltd.	401	35,990
Shire PLC	2,487	56,858
WPP PLC	6,189	65,782
TOTAL BAILIWICK OF JERSEY		233,428
Belgium - 0.6%
Ageas	9,415	25,929
Anheuser-Busch InBev SA NV	3,380	179,010
Belgacom SA	814	29,234
Colruyt NV	84	20,697
Compagnie Nationale A Portefeuille (CNP)	134	6,413
Delhaize Group SA	448	33,081
Dexia SA	2,837	13,910
Groupe Bruxelles Lambert SA	342	26,584
KBC Groupe SA (a)	831	36,717
Mobistar SA	105	6,050
Solvay SA Class A	301	29,462
UCB SA	469	15,120
Umicore SA	506	17,068
TOTAL BELGIUM		439,275
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	200	4,300
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,493
CNPC (Hong Kong) Ltd.	12,000	15,634
Credicorp Ltd. (NY Shares)	316	30,880
GOME Electrical Appliances Holdings Ltd. (a)	51,000	17,662
Hopson Development Holdings Ltd.	4,000	5,438
Huabao International Holdings Ltd.	8,000	10,320
Li & Fung Ltd.	10,000	45,832
Noble Group Ltd.	14,363	17,427
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	4,000	$ 7,477
Orient Overseas International Ltd. (a)	1,000	7,815
Seadrill Ltd.	1,450	33,663
Sinofert Holdings Ltd. (a)	8,000	3,533
Skyworth Digital Holdings Ltd.	8,000	5,778
Yue Yuen Industrial (Holdings) Ltd.	4,000	12,977
TOTAL BERMUDA		226,229
Brazil - 3.6%
AES Tiete SA (PN) (non-vtg.)	300	3,753
America Latina Logistica SA unit	1,900	17,893
B2W Companhia Global Do Varejo	200	3,782
Banco Bradesco SA:
(PN)	3,872	71,011
(PN) sponsored ADR	5,170	96,317
Banco Do Brasil SA	1,900	32,846
Banco Do Brasil SA sponsored ADR (d)	400	7,076
Banco do Estado do Rio Grande do Sul SA	700	6,047
Banco Santander (Brasil) SA ADR	2,600	34,632
BM&F BOVESPA SA	8,600	63,577
BR Malls Participacoes SA	700	10,525
Bradespar SA (PN)	1,100	23,126
Brascan Residential Properties SA	1,100	5,724
Brasil Foods SA	1,800	25,201
Brasil Foods SA sponsored ADR	1,000	14,120
Brasil Telecom SA	34	302
Brasil Telecom SA:
(PN)	881	5,771
sponsored ADR	300	5,868
Braskem SA:
(PN-A) (a)	200	1,510
Class A sponsored ADR	200	3,056
Centrais Eletricas Brasileiras SA (Electrobras)	500	6,463
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	300	4,623
(PN-B) sponsored ADR	700	10,955
sponsored ADR	500	6,540
Cielo SA	2,600	23,553
Cielo SA sponsored ADR	300	2,772
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	200	6,540
sponsored ADR	100	6,506
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Bebidas das Americas (AmBev):
(PN)	300	$ 32,359
(PN) sponsored ADR	400	43,688
Companhia de Concessoes Rodoviarias	700	16,058
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	3,972
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	100	3,981
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	2,739
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	880	13,126
(PN) sponsored ADR (non-vtg.)	900	13,680
Companhia Energetica de Sao Paulo Series A	700	10,676
Companhia Paranaense de Energia-Copel:
(PN-B)	300	6,488
(PN-B) sponsored ADR	300	6,576
Companhia Siderurgica Nacional SA (CSN)	1,600	26,532
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	1,700	28,543
Cosan SA Industria e Comercio (a)	600	8,629
CPFL Energia SA	300	6,923
CPFL Energia SA sponsored ADR	33	2,306
Cyrela Brazil Realty SA	1,400	19,609
Duratex SA	1,300	13,676
Eletropaulo Metropolitana SA (PN-B)	500	10,523
Embraer - Empresa Brasileira de Aeronautica SA	1,500	9,750
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR (a)	275	7,252
Energias do Brasil SA	200	4,034
Fertilizantes Fosfatados SA (PN) (a)	400	3,489
Fibria Celulose SA (a)	395	6,218
Fibria Celulose SA sponsored ADR (a)	400	6,280
Gafisa SA	400	2,987
Gafisa SA sponsored ADR	700	10,598
Gerdau SA:
(PN)	1,400	20,285
sponsored ADR	1,400	20,496
Gol Linhas Aereas Inteligentes SA:
(PN)	300	4,171
sponsored ADR	300	4,236
Hypermarcas SA (a)	1,200	15,641
Itau Unibanco Banco Multiplo SA	4,300	96,270
Itau Unibanco Banco Multiplo SA ADR	5,350	119,787
Itausa-Investimentos Itau SA (PN)	10,240	75,759
Common Stocks - continued
	Shares	Value
Brazil - continued
JBS SA	2,600	$ 12,715
Klabin SA (PN) (non-vtg.)	1,500	4,325
LLX Logistica SA (a)	1,500	7,566
Localiza Rent A Car SA	400	5,516
Lojas Americanas SA (PN)	1,600	13,466
Lojas Renner SA	600	20,138
Marfrig Alimentos SA	900	9,008
Metalurgica Gerdau SA (PN)	1,400	24,760
MMX Mineracao e Metalicos SA (a)	1,000	6,750
MRV Engenharia e Participacoes SA	1,300	11,717
Multiplan Empreendimentos Imobiliarios SA	400	7,575
Natura Cosmeticos SA	800	20,927
Net Servicos de Comunicacao SA:
sponsored ADR (a)	700	7,581
(PN) (a)	300	3,214
OGX Petroleo e Gas Participacoes SA (a)	3,300	34,755
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	2,700	28,215
PDG Realty SA Empreendimentos e Participacoes	2,200	23,282
Petroleo Brasileiro SA - Petrobras:
(ON)	4,800	87,156
(ON) sponsored ADR	2,950	107,380
(PN) (non-vtg.)	7,800	123,664
(PN) sponsored ADR (non-vtg.)	3,550	113,068
Porto Seguro SA	400	4,615
Redecard SA	1,600	24,521
Rossi Residencial SA	900	8,220
Souza Cruz Industria Comerico	400	18,334
Sul America SA unit	300	2,634
Suzano Papel e Celulose SA	975	9,270
TAM SA:
(PN) (ltd.-vtg.)	200	3,363
(PN) sponsored ADR (ltd. vtg.)	200	3,376
Tele Norte Leste Participacoes SA	300	5,613
Tele Norte Leste Participacoes SA:
(PN)	600	8,813
sponsored ADR (non-vtg.)	600	8,778
Telemar Norte Leste SA (PN-A)	100	2,611
TIM Participacoes SA	900	2,569
TIM Participacoes SA sponsored ADR (non-vtg.)	130	3,709
Tractebel Energia SA	500	6,525
Ultrapar Participacoes SA	200	10,258
Ultrapar Participacoes SA sponsored ADR	200	10,380
Common Stocks - continued
	Shares	Value
Brazil - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas	400	$ 11,626
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	600	17,238
(PN-A) (non-vtg.)	600	16,872
Vale SA	3,000	82,877
Vale SA:
(PN-A)	5,300	128,665
(PN-A) sponsored ADR (a)	4,200	101,766
sponsored ADR (a)	3,000	83,400
Vivo Participacoes SA:
(PN)	300	8,044
sponsored ADR	500	13,370
TOTAL BRAZIL		2,447,651
Canada - 7.4%
Agnico-Eagle Mines Ltd. (Canada)	685	38,270
Agrium, Inc.	695	43,744
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	554	11,549
ARC Energy Trust unit	596	11,555
Athabasca Oil Sands Corp. (a)	650	7,430
Bank of Montreal	2,553	156,143
Bank of Nova Scotia	4,800	240,899
Barrick Gold Corp.	4,682	192,481
BCE, Inc.	1,142	34,939
Biovail Corp.	636	13,890
Bombardier, Inc. Class B (sub. vtg.)	6,575	29,806
Bonavista Energy Trust	300	6,780
Brookfield Asset Management, Inc. Class A	2,289	57,406
Brookfield Properties Corp.	1,513	22,814
CAE, Inc.	1,112	10,601
Cameco Corp.	1,707	43,474
Canadian Imperial Bank of Commerce	1,810	124,312
Canadian National Railway Co.	2,162	136,015
Canadian Natural Resources Ltd.	5,176	178,248
Canadian Oil Sands Trust	1,093	28,666
Canadian Pacific Railway Ltd.	843	50,345
Canadian Tire Ltd. Class A (non-vtg.)	396	22,028
Canadian Utilities Ltd. Class A (non-vtg.)	380	18,043
Cenovus Energy, Inc.	3,415	96,176
CGI Group, Inc. Class A (sub. vtg.) (a)	1,133	16,202
CI Financial Corp.	607	11,479
Crescent Point Energy Corp.	964	35,533
Common Stocks - continued
	Shares	Value
Canada - continued
Eldorado Gold Corp.	2,349	$ 38,162
Empire Co. Ltd. Class A (non-vtg.)	128	6,973
Enbridge, Inc.	1,751	85,238
EnCana Corp.	3,611	110,408
Enerplus Resources Fund Series G	774	17,755
Ensign Energy Services, Inc.	512	6,311
Fairfax Financial Holdings Ltd. (sub. vtg.)	88	35,056
Finning International, Inc.	845	16,260
First Quantum Minerals Ltd.	393	24,629
Fortis, Inc.	753	21,426
Franco-Nevada Corp.	514	15,666
George Weston Ltd.	237	18,101
Gerdau AmeriSteel Corp. (a)	863	9,478
Gildan Activewear, Inc. (a)	512	15,754
Goldcorp, Inc.	3,512	137,685
Great-West Lifeco, Inc.	1,301	31,793
Husky Energy, Inc.	1,177	28,923
IAMGOLD Corp.	1,750	27,596
IGM Financial, Inc.	535	21,047
Imperial Oil Ltd.	1,313	51,373
Industrial Alliance Life Insurance Co.	424	13,459
Inmet Mining Corp.	265	12,954
Intact Financial Corp.	580	26,429
Ivanhoe Mines Ltd. (a)	1,413	24,935
Kinross Gold Corp.	3,466	56,882
Loblaw Companies Ltd.	489	20,764
Magna International, Inc. Class A (sub. vtg.)	481	35,810
Manulife Financial Corp.	8,440	134,160
Metro, Inc. Class A (sub. vtg.)	538	22,997
National Bank of Canada	704	40,400
Nexen, Inc.	2,310	47,978
Niko Resources Ltd.	244	26,319
Onex Corp. (sub. vtg.)	487	13,047
Open Text Corp. (a)	240	9,500
Pace Oil & Gas Ltd. (a)	114	871
Pacific Rubiales Energy Corp. (a)	1,100	26,388
Pan American Silver Corp.	522	11,985
Penn West Energy Trust	2,134	41,395
PetroBakken Energy Ltd. Class A	402	8,819
Petrobank Energy & Resources Ltd. (a)	467	19,240
Potash Corp. of Saskatchewan, Inc.	1,420	148,651
Power Corp. of Canada (sub. vtg.)	1,521	39,506
Common Stocks - continued
	Shares	Value
Canada - continued
Power Financial Corp.	1,271	$ 34,843
Progress Energy Resources Corp.	1,085	13,099
Provident Energy Trust	935	6,167
Red Back Mining, Inc. (a)	1,100	27,844
Research In Motion Ltd. (a)	2,301	132,377
RioCan (REIT)	533	10,578
Ritchie Brothers Auctioneers, Inc.	494	9,203
Rogers Communications, Inc. Class B (non-vtg.)	2,160	75,120
Royal Bank of Canada	6,670	348,570
Saputo, Inc.	730	22,306
Shaw Communications, Inc. Class B	1,625	31,901
Sherritt International Corp.	1,164	7,711
Shoppers Drug Mart Corp.	1,114	38,006
Silver Wheaton Corp. (a)	1,499	28,275
Sino-Forest Corp. (a)	1,058	16,293
SNC-Lavalin Group, Inc.	697	31,509
Sun Life Financial, Inc.	2,541	71,488
Suncor Energy, Inc.	7,406	244,165
Talisman Energy, Inc.	4,963	84,732
Teck Resources Ltd. Class B (sub. vtg.)	2,219	78,122
TELUS Corp.	265	10,487
TELUS Corp. (non-vtg.)	637	23,907
Thomson Reuters Corp.	1,670	62,449
Tim Hortons, Inc.	845	28,865
TMX Group, Inc.	249	6,901
Toronto-Dominion Bank	4,092	291,231
TransAlta Corp.	965	19,564
TransCanada Corp.	3,133	110,727
Vermilion Energy Trust	178	5,732
Viterra, Inc. (a)	1,916	15,004
Yamana Gold, Inc.	3,736	35,145
Yellow Pages Income Fund	1,436	7,879
TOTAL CANADA		5,071,151
Cayman Islands - 0.4%
Agile Property Holdings Ltd.	6,000	7,817
Alibaba.com Ltd.	5,500	11,372
Anta Sports Products Ltd.	5,000	8,832
Belle International Holdings Ltd.	19,000	29,304
Chaoda Modern Agriculture (Holdings) Ltd.	12,000	12,900
China Dongxiang Group Co. Ltd.	12,000	6,798
China High Speed Transmission Equipment Group Co. Ltd.	4,000	9,146
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Shineway Pharmaceutical Group Ltd.	2,000	$ 5,330
China Zhongwang Holdings Ltd.	5,600	3,525
Country Garden Holdings Co. Ltd.	15,000	4,751
Foxconn International Holdings Ltd. (a)	8,000	5,623
Geely Automobile Holdings Ltd.	15,000	5,600
Greentown China Holdings Ltd.	4,500	5,596
Hengan International Group Co. Ltd.	3,500	30,145
Hidili Industry International Development Ltd.	3,000	2,711
Kingboard Chemical Holdings Ltd.	2,500	11,571
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	60
Lee & Man Paper Manufacturing Ltd.	6,000	4,411
Longfor Properties Co. Ltd.	5,000	5,478
Renhe Commercial Holdings Co. Ltd.	42,000	9,030
Sands China Ltd.	9,600	14,831
Semiconductor Manufacturing International Corp. (a)	98,000	6,789
Shimao Property Holdings Ltd.	8,000	15,346
Shui On Land Ltd.	10,378	4,730
SOHO China Ltd.	8,500	5,242
Want Want China Holdings Ltd.	26,000	20,351
Wynn Macau Ltd.	8,000	13,616
Xinao Gas Holdings Ltd.	4,000	9,465
TOTAL CAYMAN ISLANDS		270,370
Chile - 0.4%
Banco de Credito e Inversiones	179	9,350
Banco Santander Chile	180,077	14,337
Banco Santander Chile sponsored ADR	41	3,403
CAP SA	377	13,850
Cencosud SA	3,945	20,094
Colbun SA	39,964	10,887
Compania Cervecerias Unidas SA	300	3,162
Compania Cervecerias Unidas SA sponsored ADR	63	3,334
Compania de Petroleos de Chile SA (COPEC)	2,102	34,418
Empresa Nacional de Electricidad SA	11,015	18,131
Empresa Nacional de Electricidad SA sponsored ADR	174	8,622
Empresa Nacional de Telecomunicaciones SA (ENTEL)	559	7,990
Empresas CMPC SA	490	22,185
Enersis SA	41,670	17,268
Enersis SA sponsored ADR	453	9,395
Gener SA	9,950	5,192
Lan Airlines SA	360	8,598
Lan Airlines SA sponsored ADR	303	7,233
Common Stocks - continued
	Shares	Value
Chile - continued
SACI Falabella	1,570	$ 12,168
Sociedad Quimica y Minera de Chile SA:
(PN-B)	336	12,760
(PN-B) sponsored ADR	95	3,609
Vina Concha y Toro SA	2,061	4,954
TOTAL CHILE		250,940
China - 2.6%
Agricultural Bank of China (H Shares)	50,000	22,530
Air China Ltd. (H Shares) (a)	10,000	11,471
Aluminum Corp. of China Ltd. (H Shares) (a)	18,000	15,939
Angang Steel Co. Ltd. (H Shares)	8,000	12,071
Anhui Conch Cement Co. Ltd. (H Shares)	4,000	13,981
Bank of China Ltd. (H Shares)	267,000	140,933
Bank of Communications Co. Ltd. (H Shares)	28,000	31,073
BBMG Corp. Class H	4,000	4,722
Beijing Capital International Airport Co. Ltd. (H Shares)	12,000	6,334
BYD Co. Ltd. (H Shares)	2,500	17,203
China BlueChemical Ltd. (H shares)	6,000	3,847
China Citic Bank Corp. Ltd. Class H	29,000	19,564
China Coal Energy Co. Ltd. (H Shares)	17,000	23,725
China Communications Construction Co. Ltd. (H Shares)	21,000	19,817
China Communications Services Corp. Ltd. (H Shares)	8,000	4,058
China Construction Bank Corp. (H Shares)	207,000	175,620
China Cosco Holdings Co. Ltd. (H Shares)	11,500	12,881
China International Marine Containers Co. Ltd. (B Shares)	3,100	4,514
China Life Insurance Co. Ltd. (H Shares)	36,000	160,907
China Longyuan Power Group Corp. (H Shares)	8,000	8,404
China Mengniu Dairy Co. Ltd.	5,000	15,546
China Merchants Bank Co. Ltd. (H Shares)	19,480	52,039
China Minsheng Banking Corp. Ltd. (H Shares)	16,800	15,681
China National Building Materials Co. Ltd. (H Shares)	6,000	11,324
China Oilfield Services Ltd. (H Shares)	8,000	10,505
China Pacific Insurance Group Co. Ltd. (H Shares)	3,800	15,166
China Petroleum & Chemical Corp. (H Shares)	78,000	62,945
China Railway Construction Corp. Ltd. (H Shares)	10,000	13,930
China Railway Group Ltd.	20,000	14,934
China Resources Land Ltd.	12,000	25,460
China Shenhua Energy Co. Ltd. (H Shares)	15,000	57,741
China Shipping Container Lines Co. Ltd. (H Shares) (a)	21,000	7,759
China Shipping Development Co. Ltd. (H Shares)	6,000	8,821
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	7,000	5,786
Common Stocks - continued
	Shares	Value
China - continued
China Telecom Corp. Ltd. (H Shares)	72,000	$ 36,115
China Vanke Co. Ltd. (B Shares)	4,500	5,880
China Yurun Food Group Ltd.	6,000	19,697
Datang International Power Generation Co. Ltd.	12,000	5,145
Dongfang Electric Corp. Ltd.	1,200	4,125
Dongfeng Motor Group Co. Ltd. (H Shares)	12,000	16,747
Golden Eagle Retail Group Ltd. (H Shares)	4,000	9,506
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,600	5,636
Huaneng Power International, Inc. (H Shares)	12,000	7,010
Industrial & Commercial Bank of China Ltd. (H Shares)	249,000	190,096
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,900	15,646
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,893
Jiangxi Copper Co. Ltd. (H Shares)	6,000	13,317
Li Ning Co. Ltd.	3,500	11,535
Maanshan Iron & Steel Co. Ltd. (H Shares)	6,000	3,345
Metallurgical Corp. of China Ltd. (H Shares)	9,000	4,194
Nine Dragons Paper (Holdings) Ltd.	7,000	10,165
Parkson Retail Group Ltd.	6,000	10,304
PetroChina Co. Ltd. (H Shares)	100,000	114,388
PICC Property & Casualty Co. Ltd. (H Shares) (a)	12,000	12,143
Ping An Insurance Group Co. China Ltd. (H Shares)	7,500	62,134
Shanghai Electric Group Co. Ltd. (H Shares)	18,000	8,458
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,300	3,517
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	1,200	664
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,901
Sinopharm Group Co. Ltd. (H Shares)	2,800	10,472
Tencent Holdings Ltd.	4,800	92,509
Tingyi (Cayman Islands) Holding Corp.	8,000	20,290
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	9,475
Weichai Power Co. Ltd. (H Shares)	1,000	8,265
Wumart Stores, Inc. (H Shares)	2,000	4,372
Yantai Changyu Pioneer Wine Co. (B Shares)	1,000	10,513
Yanzhou Coal Mining Co. Ltd. (H Shares)	10,000	21,572
Zhejiang Expressway Co. Ltd. (H Shares)	6,000	5,662
Zijin Mining Group Co. Ltd. (H Shares)	18,000	11,610
ZTE Corp. (H Shares)	2,000	6,398
TOTAL CHINA		1,805,930
Colombia - 0.2%
Almacenes Exito SA	805	8,761
BanColombia SA	839	11,959
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA:
sponsored ADR	40	$ 2,345
(PN)	1,122	16,406
Cementos Argos SA	1,704	10,547
Ecopetrol SA	19,437	32,709
Grupo de Inversiones Surameric	1,031	18,317
Interconexion Electrica SA	1,857	13,164
Inversiones Argos SA	1,463	16,064
TOTAL COLOMBIA		130,272
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	2,742	14,724
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	829	37,914
Komercni Banka AS	70	13,595
Telefonica O2 Czech Republic AS	526	12,027
TOTAL CZECH REPUBLIC		63,536
Denmark - 0.7%
A.P. Moller - Maersk AS:
Series A	3	24,669
Series B	6	50,607
Carlsberg AS Series B	469	41,592
Coloplast AS Series B	98	10,182
Danske Bank AS (a)	1,980	46,651
DSV de Sammensluttede Vognmaend AS	970	17,306
Novo Nordisk AS Series B	2,082	178,174
Novozymes AS Series B	195	24,916
Tryg AS	106	6,438
Vestas Wind Systems AS (a)	1,021	49,648
William Demant Holding AS (a)	129	9,454
TOTAL DENMARK		459,637
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	737
Commercial International Bank Ltd.	2,514	17,163
EFG-Hermes Holding SAE	1,494	7,264
Egyptian Co. for Mobile Services (MobiNil)	119	3,375
Egyptian Kuwaiti Holding	2,583	3,823
El Ezz Steel Rebars SAE (a)	937	3,008
El Sewedy Cables Holding Co. (a)	325	3,871
Orascom Construction Industries SAE	469	19,785
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE	11,918	$ 10,808
Sidi Kerir Petrochemcials Co.	360	729
Talaat Moustafa Group Holding (a)	4,333	5,526
Telecom Egypt SAE	1,358	4,107
TOTAL EGYPT		80,196
Finland - 0.7%
Elisa Corp. (A Shares)	642	12,735
Fortum Corp.	2,079	48,368
Kesko Oyj	331	12,839
Kone Oyj (B Shares)	713	32,544
Metso Corp.	643	25,360
Neste Oil Oyj	652	9,611
Nokia Corp.	17,681	166,524
Nokian Tyres PLC	507	14,227
Orion Oyj (B Shares)	482	9,310
Outokumpu Oyj (A Shares)	589	9,765
Pohjola Bank PLC (A Shares)	796	9,903
Rautaruukki Oyj (K Shares)	339	6,548
Sampo OYJ (A Shares)	1,833	44,795
Sanoma-WSOY Oyj	335	6,658
Stora Enso Oyj (R Shares)	2,822	22,859
UPM-Kymmene Corp.	2,450	35,572
Wartsila Corp.	372	19,573
TOTAL FINLAND		487,191
France - 6.4%
Accor SA	660	21,381
Aeroports de Paris	111	8,183
Air France KLM (Reg.) (a)	553	8,260
Alcatel-Lucent SA (a)	12,008	35,871
Alstom SA	1,027	53,756
Atos Origin SA (a)	218	9,362
AXA SA	7,871	145,109
BIC SA	133	9,898
bioMerieux SA	50	5,079
BNP Paribas SA	4,440	305,026
Bouygues SA	1,007	42,524
Bureau Veritas SA	204	12,326
Cap Gemini SA	662	31,510
Carrefour SA	2,883	132,736
Casino Guichard Perrachon et Compagnie	278	24,215
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	329	$ 35,659
CNP Assurances	724	14,947
Compagnie de St. Gobain	1,783	75,909
Compagnie Generale de Geophysique SA (a)	680	13,128
Credit Agricole SA	4,077	55,848
Danone	2,730	153,143
Dassault Systemes SA	285	18,530
Edenred (a)	660	11,613
EDF SA	1,286	54,675
Eiffage SA	200	10,093
Eramet SA	20	5,538
Essilor International SA	908	56,805
Eurazeo SA	119	7,582
Eutelsat Communications	555	20,504
Fonciere Des Regions	109	9,962
France Telecom SA	8,530	178,438
GDF Suez	5,931	197,042
Gecina SA	100	10,244
Groupe Eurotunnel SA	2,170	15,980
Hermes International SA	238	40,837
ICADE	122	11,601
Iliad Group SA	95	8,364
Imerys	183	10,642
Ipsen SA	172	5,721
JC Decaux SA (a)	254	6,525
Klepierre SA	351	11,201
L'Air Liquide SA	1,292	145,441
L'Oreal SA	1,155	121,212
Lafarge SA (Bearer)	933	50,830
Lagardere S.C.A. (Reg.)	605	22,288
Legrand SA	713	23,209
LVMH Moet Hennessy - Louis Vuitton	1,155	140,933
M6 Metropole Television SA	371	8,227
Michelin CGDE Series B	649	49,450
Natixis SA (a)	3,834	20,498
Neopost SA	143	11,062
PagesJaunes Groupe SA	733	8,115
Pernod-Ricard SA	890	69,668
Peugeot Citroen SA (a)	681	20,210
PPR SA	332	44,418
Publicis Groupe SA	583	26,280
Renault SA (a)	842	37,570
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	811	$ 21,891
Sanofi-Aventis	4,940	287,218
Schneider Electric SA	1,138	131,264
SCOR SE	760	16,676
Societe Generale Series A	2,949	170,021
Sodexo SA	448	28,229
Suez Environnement SA	1,325	24,661
Technip SA	437	29,105
Television Francaise 1 SA	632	10,053
Thales SA	332	11,205
Total SA	9,907	500,197
Unibail-Rodamco	447	88,205
Vallourec SA	502	48,881
Veolia Environnement	1,740	46,197
VINCI SA	2,108	102,068
Vivendi	5,621	135,130
TOTAL FRANCE		4,336,179
Germany - 4.9%
adidas AG	921	49,888
Allianz AG	2,159	250,721
BASF AG	4,363	254,813
Bayer AG	3,826	219,985
Bayerische Motoren Werke AG (BMW)	1,488	80,116
Beiersdorf AG	434	25,709
Celesio AG	353	8,242
Commerzbank AG (a)	3,750	33,920
Continental AG (a)	250	15,950
Daimler AG (Germany) (a)	4,170	224,872
Deutsche Bank AG	2,898	202,453
Deutsche Boerse AG	962	67,355
Deutsche Lufthansa AG (a)	1,035	16,828
Deutsche Post AG	3,765	65,387
Deutsche Postbank AG (a)	423	13,491
Deutsche Telekom AG	13,033	175,131
E.ON AG	8,552	255,193
Fraport AG Frankfurt Airport Services Worldwide	208	10,794
Fresenius Medical Care AG & Co. KGaA	971	53,286
Fresenius SE	178	12,412
GEA Group AG	853	19,306
Hannover Rueckversicherungs AG	291	13,935
HeidelbergCement AG	630	31,732
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	548	$ 22,727
Hochtief AG	196	12,708
Infineon Technologies AG (a)	4,969	33,541
K&S AG	706	37,488
Linde AG	800	93,789
MAN SE	463	42,984
Merck KGaA	281	25,014
Metro AG	665	36,918
Munich Re Group	902	124,969
Puma AG	21	6,138
RWE AG	2,009	141,893
Salzgitter AG	185	12,365
SAP AG	3,966	181,125
Siemens AG	3,892	379,383
Suedzucker AG (Bearer)	228	4,400
Thyssenkrupp AG	1,462	43,388
TUI AG (a)	830	8,743
United Internet AG	478	5,919
Volkswagen AG	144	13,648
Wacker Chemie AG	72	11,557
TOTAL GERMANY		3,340,216
Greece - 0.2%
Alpha Bank AE (a)	2,553	19,399
Coca-Cola Hellenic Bottling Co. SA	752	17,737
EFG Eurobank Ergasias SA	1,175	9,035
Greek Organization of Football Prognostics SA	1,019	15,074
Hellenic Petroleum SA	380	2,982
Hellenic Telecommunications Organization SA	860	7,014
National Bank of Greece SA (a)	2,680	39,140
Piraeus Bank SA (a)	1,175	7,764
Public Power Corp. of Greece	548	8,721
TOTAL GREECE		126,866
Hong Kong - 2.5%
ASM Pacific Technology Ltd.	700	6,398
Bank of East Asia Ltd.	7,000	27,486
Beijing Enterprises Holdings Ltd.	2,500	16,527
BOC Hong Kong (Holdings) Ltd.	17,500	44,924
Cathay Pacific Airways Ltd.	6,000	13,363
Cheung Kong Holdings Ltd.	6,000	72,494
China Agri-Industries Holding Ltd.	7,000	7,921
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Everbright Ltd.	4,000	$ 10,428
China Insurance International Holdings Co. Ltd. (a)	3,800	12,818
China Merchant Holdings International Co. Ltd.	4,052	15,337
China Mobile (Hong Kong) Ltd.	28,000	284,538
China Overseas Land & Investment Ltd.	18,000	38,561
China Resources Enterprise Ltd.	6,000	22,787
China Resources Power Holdings Co. Ltd.	8,000	17,468
China Travel International Investment HK Ltd. (a)	14,000	3,461
China Unicom (Hong Kong) Ltd.	30,000	40,957
Citic Pacific Ltd.	6,000	12,344
CLP Holdings Ltd.	9,500	70,142
CNOOC Ltd.	82,000	138,201
Cosco Pacific Ltd.	8,000	10,917
Denway Motors Ltd.	24,000	12,236
Esprit Holdings Ltd.	5,269	33,069
Fosun International Ltd.	6,000	4,588
Franshion Properties China Ltd.	14,000	4,055
Fushan International Energy Group Ltd.	16,000	9,228
Guangdong Investment Ltd.	10,000	5,008
Hang Lung Group Ltd.	4,000	23,482
Hang Lung Properties Ltd.	9,000	37,541
Hang Seng Bank Ltd.	3,800	52,640
Henderson Land Development Co. Ltd.	6,000	37,348
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	600	93
Hong Kong & China Gas Co. Ltd.	21,500	53,698
Hong Kong Electric Holdings Ltd.	6,000	36,344
Hong Kong Exchanges and Clearing Ltd.	4,600	75,625
Hopewell Holdings Ltd.	3,000	9,482
Hutchison Whampoa Ltd.	11,000	72,649
Hysan Development Co. Ltd.	3,000	9,327
Kerry Properties Ltd.	3,000	15,121
Lenovo Group Ltd.	24,000	15,418
Lifestyle International Holdings Ltd.	2,500	5,195
Link (REIT)	10,075	26,201
Mongolia Energy Corp. Ltd. (a)	11,000	4,149
MTR Corp. Ltd.	7,500	26,360
New World Development Co. Ltd.	11,000	19,656
PCCW Ltd.	14,000	4,308
Poly (Hong Kong) Investments Ltd.	6,000	7,238
Shanghai Industrial Holdings Ltd.	3,000	13,672
Shangri-La Asia Ltd.	6,000	12,158
Sino Land Ltd.	8,027	15,191
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sino-Ocean Land Holdings Ltd.	15,500	$ 11,833
Sinotruk Hong Kong Ltd.	4,000	3,677
Sun Hung Kai Properties Ltd.	7,000	102,826
Swire Pacific Ltd. (A Shares)	4,000	48,613
Television Broadcasts Ltd.	1,000	4,635
Wharf Holdings Ltd.	6,000	32,829
Wheelock and Co. Ltd.	4,000	12,462
Wing Hang Bank Ltd.	1,000	10,795
TOTAL HONG KONG		1,735,822
Hungary - 0.1%
Magyar Telekom PLC	3,332	10,321
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	197	17,737
OTP Bank Ltd. (a)	1,192	28,635
Richter Gedeon Ltd.	69	14,090
TOTAL HUNGARY		70,783
India - 1.7%
ACC Ltd.	235	4,210
Adani Enterprises Ltd.	700	8,811
Aditya Birla Nuvo Ltd.	146	2,433
Ambuja Cements Ltd.	3,452	8,767
Axis Bank Ltd.	937	27,138
Bajaj Auto Ltd.	223	12,923
Bharat Heavy Electricals Ltd.	490	25,753
Bharat Petroleum Corp. Ltd.	432	5,975
Cairn India Ltd. (a)	1,638	11,807
Cipla Ltd.	1,470	10,341
DLF Ltd.	1,900	12,346
Dr. Reddy's Laboratories Ltd.	493	14,444
GAIL India Ltd.	1,706	16,128
GMR Infrastructure Ltd. (a)	3,353	4,109
HCL Technologies Ltd.	566	4,786
HDFC Bank Ltd.	1,208	55,931
Hero Honda Motors Ltd.	372	14,555
Hindalco Industries Ltd.	5,257	18,173
Hindustan Unilever Ltd.	3,787	20,529
Housing Development and Infrastructure Ltd. (a)	882	5,063
Housing Development Finance Corp. Ltd.	944	60,806
ICICI Bank Ltd.	3,621	71,286
Indiabulls Real Estate Ltd. (a)	1,138	4,017
Infosys Technologies Ltd.	2,150	129,523
Common Stocks - continued
	Shares	Value
India - continued
Infrastructure Development Finance Co. Ltd.	4,036	$ 16,180
ITC Ltd.	5,016	33,388
Jaiprakash Associates Ltd.	4,608	11,732
Jindal Steel & Power Ltd.	1,798	24,128
JSW Steel Ltd.	367	8,840
Kotak Mahindra Bank Ltd.	597	9,926
Larsen & Toubro Ltd.	916	35,433
Mahindra & Mahindra Ltd.	1,261	17,983
Maruti Suzuki India Ltd.	339	8,786
NTPC Ltd.	4,129	17,692
Oil & Natural Gas Corp. Ltd.	947	25,330
Piramal Healthcare Ltd.	600	6,240
Ranbaxy Laboratories Ltd. (a)	451	4,372
Reliance Capital Ltd.	547	9,240
Reliance Communication Ltd.	2,244	8,645
Reliance Industries Ltd.	6,272	136,521
Reliance Infrastructure Ltd.	463	11,066
Reliance Natural Resource Ltd. (a)	2,855	2,554
Rural Electrification Corp. Ltd.	900	6,118
Samruddhi Cement Ltd.	74	760
Satyam Computer Services Ltd. (a)	1,971	3,691
Sesa Goa Ltd.	1,950	15,187
Siemens India Ltd.	299	4,509
State Bank of India	296	15,972
Steel Authority of India Ltd.	2,419	10,639
Sterlite Industries (India) Ltd.	6,460	24,415
Sun Pharmaceutical Industries Ltd.	260	9,913
Suzlon Energy Ltd. (a)	2,286	2,785
Tata Consultancy Services Ltd.	2,392	43,307
Tata Motors Ltd.	980	17,904
Tata Power Co. Ltd.	481	13,698
Tata Steel Ltd.	1,353	15,664
Unitech Ltd.	6,185	10,821
United Phosphorous Ltd.	1,038	4,122
United Spirits Ltd.	369	11,018
Wipro Ltd.	2,399	21,408
Zee Entertainment Enterprises Ltd.	1,250	7,985
TOTAL INDIA		1,177,826
Indonesia - 0.5%
PT Adaro Energy Tbk	36,500	8,166
PT Aneka Tambang Tbk	15,000	3,524
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Astra Agro Lestari Tbk	1,500	$ 3,272
PT Astra International Tbk	10,000	56,711
PT Bank Central Asia Tbk	63,000	41,930
PT Bank Danamon Indonesia Tbk Series A	11,000	6,583
PT Bank Mandiri (Persero) Tbk	30,000	20,134
PT Bank Negara Indonesia (Persero) Tbk	17,000	5,752
PT Bank Rakyat Indonesia Tbk	27,000	29,899
PT Bumi Resources Tbk	74,000	14,237
PT Gudang Garam Tbk	3,000	11,745
PT Indo Tambangraya Megah Tbk	2,000	8,389
PT Indocement Tunggal Prakarsa Tbk	7,000	13,233
PT Indofood Sukses Makmur Tbk	28,000	14,485
PT Indosat Tbk	6,000	3,255
PT International Nickel Indonesia Tbk	8,000	3,691
PT Perusahaan Gas Negara Tbk Series B	53,000	24,010
PT Semen Gresik Tbk	14,500	15,003
PT Tambang Batubbara Bukit Asam Tbk	3,500	6,538
PT Telkomunikasi Indonesia Tbk Series B	43,500	41,072
PT Unilever Indonesia Tbk	5,500	10,428
PT United Tractors Tbk	5,500	12,397
TOTAL INDONESIA		354,454
Ireland - 0.2%
Bank of Ireland (a)	16,000	17,788
CRH PLC	3,214	67,016
Elan Corp. PLC (a)	2,354	11,131
James Hardie Industries NV unit (a)	2,156	12,700
Kerry Group PLC Class A	588	18,699
Ryanair Holdings PLC	1,539	7,709
TOTAL IRELAND		135,043
Isle of Man - 0.0%
Genting International PLC (a)	28,000	26,149
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	4,559	18,580
Bank Leumi le-Israel BM (a)	5,249	22,436
Bezeq Israeli Telecommunication Corp. Ltd.	8,435	18,869
Cellcom Israel Ltd.	119	3,284
Cellcom Israel Ltd. (Israel)	88	2,445
Delek Group Ltd.	18	4,203
Discount Investment Corp. Ltd.	153	2,935
Elbit Systems Ltd.	143	7,941
Common Stocks - continued
	Shares	Value
Israel - continued
Israel Chemicals Ltd.	2,100	$ 26,132
Israel Corp. Ltd. (Class A) (a)	12	9,042
Israel Discount Bank Ltd. (Class A) (a)	2,014	3,698
Makhteshim-Agan Industries	1,008	3,530
Mizrahi Tefahot Bank Ltd. (a)	476	3,953
Nice Systems Ltd. (a)	339	9,730
Ormat Industries Ltd.	91	700
Partner Communications Co. Ltd.	500	8,304
Teva Pharmaceutical Industries Ltd.	4,340	214,742
TOTAL ISRAEL		360,524
Italy - 1.9%
A2A SpA	5,688	8,533
Assicurazioni Generali SpA	5,311	107,016
Atlantia SpA	1,187	23,253
Autogrill SpA (a)	618	7,652
Banca Carige SpA	2,668	6,002
Banca Monte dei Paschi di Siena SpA (a)	10,733	14,115
Banca Popolare di Milano	1,659	8,790
Banco Popolare Societa Cooperativa	2,841	18,125
Enel SpA	30,229	148,436
ENI SpA	12,053	246,338
EXOR SpA	261	5,211
Fiat SpA	3,862	49,480
Finmeccanica SpA	2,008	22,062
Intesa Sanpaolo SpA	35,013	115,911
Luxottica Group SpA	560	14,562
Mediaset SpA	3,544	22,784
Mediobanca SpA	2,131	19,164
Mediolanum SpA	839	3,702
Parmalat SpA	8,565	20,741
Pirelli & C SpA	1,342	9,384
Prysmian SpA	835	14,126
Saipem SpA	1,171	42,124
Snam Rete Gas SpA	6,457	30,318
Telecom Italia SpA	41,299	52,571
Terna SpA	6,495	27,004
UniCredit SpA	73,671	206,441
Unione di Banche Italiane SCpA	2,745	29,462
TOTAL ITALY		1,273,307
Common Stocks - continued
	Shares	Value
Japan - 14.8%
77 Bank Ltd.	2,000	$ 10,622
ABC-Mart, Inc.	100	3,251
ACOM Co. Ltd.	230	4,021
Advantest Corp.	700	15,122
Aeon Co. Ltd.	2,700	28,898
Aeon Credit Service Co. Ltd.	300	3,010
Aeon Mall Co. Ltd.	500	10,957
Air Water, Inc.	1,000	10,876
Aisin Seiki Co. Ltd.	900	25,149
Ajinomoto Co., Inc.	3,000	28,429
Alfresa Holdings Corp.	200	9,210
All Nippon Airways Ltd. (a)	4,000	13,561
Amada Co. Ltd.	1,000	6,537
Aozora Bank Ltd.	3,000	3,992
Asahi Breweries Ltd.	1,700	30,115
Asahi Glass Co. Ltd.	5,000	50,911
Asahi Kasei Corp.	6,000	31,380
Asics Corp.	1,000	9,881
Astellas Pharma, Inc.	2,000	67,828
Bank of Kyoto Ltd.	1,000	8,342
Bank of Yokohama Ltd.	6,000	27,700
Benesse Corp.	300	13,277
Bridgestone Corp.	3,000	53,700
Brother Industries Ltd.	1,100	11,786
Canon Marketing Japan, Inc.	300	4,072
Canon, Inc.	5,400	233,824
Casio Computer Co. Ltd.	1,300	9,371
Central Japan Railway Co.	7	57,021
Chiba Bank Ltd.	4,000	24,437
Chiyoda Corp.	1,000	7,197
Chubu Electric Power Co., Inc.	3,000	74,354
Chugai Pharmaceutical Co. Ltd.	1,100	19,244
Chugokun Electric Power Co.	1,300	26,970
Chuo Mitsui Trust Holdings, Inc.	5,000	17,761
Citizen Holdings Co. Ltd.	900	5,415
Coca-Cola West Co. Ltd.	300	5,439
Cosmo Oil Co. Ltd.	3,000	7,151
Credit Saison Co. Ltd.	800	10,164
Dai Nippon Printing Co. Ltd.	3,000	36,274
Dai-ichi Mutual Life Insurance Co.	38	53,906
Daicel Chemical Industries Ltd.	1,000	7,081
Daido Steel Co. Ltd.	1,000	4,779
Common Stocks - continued
	Shares	Value
Japan - continued
Daihatsu Motor Co. Ltd.	1,000	$ 11,779
Daiichi Sankyo Kabushiki Kaisha	3,200	59,575
Daikin Industries Ltd.	1,100	40,793
Dainippon Sumitomo Pharma Co. Ltd.	900	6,727
Daito Trust Construction Co. Ltd.	400	21,753
Daiwa House Industry Co. Ltd.	2,000	19,717
Daiwa Securities Group, Inc.	7,000	30,292
DeNA Co. Ltd.	400	11,099
Denki Kagaku Kogyo KK	2,000	10,090
Denso Corp.	2,300	65,920
Dentsu, Inc.	800	19,929
Dowa Holdings Co. Ltd.	1,000	5,265
East Japan Railway Co.	1,500	96,673
Eisai Co. Ltd.	1,100	37,522
Electric Power Development Co. Ltd.	500	15,493
Elpida Memory, Inc. (a)	900	13,538
FamilyMart Co. Ltd.	300	10,726
Fanuc Ltd.	900	106,323
Fast Retailing Co. Ltd.	300	44,883
Fuji Electric Holdings Co. Ltd.	3,000	8,331
Fuji Heavy Industries Ltd. (a)	3,000	16,558
Fuji Media Holdings, Inc.	3	4,346
Fujifilm Holdings Corp.	2,300	71,854
Fujitsu Ltd.	8,000	56,928
Fukuoka Financial Group, Inc.	4,000	16,662
Furukawa Electric Co. Ltd.	3,000	13,329
GS Yuasa Corp.	1,000	6,456
Gunma Bank Ltd.	2,000	10,738
Hakuhodo DY Holdings, Inc.	80	4,073
Hankyu Hanshin Holdings, Inc.	6,000	27,145
Hino Motors Ltd.	1,000	4,397
Hirose Electric Co. Ltd.	100	10,136
Hiroshima Bank Ltd.	2,000	7,868
Hisamitsu Pharmaceutical Co., Inc.	300	11,663
Hitachi Chemical Co. Ltd.	600	11,955
Hitachi Construction Machinery Co. Ltd.	400	8,137
Hitachi High-Technologies Corp.	400	7,637
Hitachi Ltd. (a)	22,000	91,271
Hitachi Metals Ltd.	1,000	11,362
Hokkaido Electric Power Co., Inc.	800	17,143
Hokuhoku Financial Group, Inc.	7,000	12,392
Hokuriku Electric Power Co., Inc.	800	17,708
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	7,900	$ 249,857
Hoya Corp.	1,900	45,200
Ibiden Co. Ltd.	500	14,932
Idemitsu Kosan Co. Ltd.	100	7,440
INPEX Corp.	4	19,531
Isetan Mitsukoshi Holdings Ltd.	1,800	16,995
Ishikawajima-Harima Heavy Industries Co. Ltd.	7,000	12,311
Isuzu Motors Ltd.	6,000	17,634
Ito En Ltd.	300	4,717
Itochu Corp.	7,600	59,270
ITOCHU Techno-Solutions Corp.	100	3,645
Iyo Bank Ltd.	1,000	8,863
J Front Retailing Co. Ltd.	2,000	9,071
JAFCO Co. Ltd.	100	2,366
Japan Petroleum Exploration Co. Ltd.	100	3,946
Japan Prime Realty Investment Corp.	3	6,769
Japan Real Estate Investment Corp.	2	17,703
Japan Retail Fund Investment Corp.	9	11,590
Japan Steel Works Ltd.	1,000	9,650
Japan Tobacco, Inc.	21	67,550
JFE Holdings, Inc.	2,100	64,999
JGC Corp.	1,000	16,535
Joyo Bank Ltd.	3,000	12,115
JS Group Corp.	1,200	24,201
JSR Corp.	900	15,766
JTEKT Corp.	1,000	9,708
Jupiter Telecommunications Co.	11	11,302
JX Holdings, Inc. (a)	9,710	52,581
Kajima Corp.	4,000	9,534
Kamigumi Co. Ltd.	1,000	7,845
Kaneka Corp.	2,000	12,404
Kansai Electric Power Co., Inc.	3,400	82,379
Kansai Paint Co. Ltd.	1,000	8,481
Kao Corp.	2,400	56,761
Kawasaki Heavy Industries Ltd.	7,000	17,495
Kawasaki Kisen Kaisha Ltd. (a)	3,000	12,809
KDDI Corp.	14	68,117
Keihin Electric Express Railway Co. Ltd.	2,000	18,652
Keio Corp.	3,000	20,202
Keisei Electric Railway Co.	1,000	6,040
Keyence Corp.	200	46,051
Kikkoman Corp.	1,000	10,599
Common Stocks - continued
	Shares	Value
Japan - continued
Kintetsu Corp.	9,000	$ 29,054
Kirin Holdings Co. Ltd.	4,000	53,410
Kobe Steel Ltd.	12,000	25,132
Komatsu Ltd.	4,600	96,657
Konami Corp.	500	7,706
Konica Minolta Holdings, Inc.	2,500	26,323
Kubota Corp.	5,000	39,630
Kuraray Co. Ltd.	1,500	18,814
Kurita Water Industries Ltd.	500	13,902
Kyocera Corp.	800	71,368
Kyowa Hakko Kirin Co., Ltd.	1,000	10,240
Kyushu Electric Power Co., Inc.	1,600	36,193
Lawson, Inc.	300	13,763
Mabuchi Motor Co. Ltd.	100	5,027
Makita Corp.	500	14,440
Marubeni Corp.	8,000	42,951
Marui Group Co. Ltd.	1,200	8,414
Maruichi Steel Tube Ltd.	300	5,977
Matsui Securities Co. Ltd.	600	3,548
Mazda Motor Corp.	6,000	14,510
McDonald's Holdings Co. (Japan) Ltd.	300	6,706
Medipal Holdings Corp.	800	9,294
Meiji Holdings Co. Ltd.	300	12,896
Minebea Ltd.	2,000	11,038
Mitsubishi Chemical Holdings Corp.	5,500	28,383
Mitsubishi Corp.	6,500	140,567
Mitsubishi Electric Corp.	9,000	78,415
Mitsubishi Estate Co. Ltd.	6,000	84,559
Mitsubishi Gas Chemical Co., Inc.	2,000	11,224
Mitsubishi Heavy Industries Ltd.	13,000	48,736
Mitsubishi Logistics Corp.	1,000	11,478
Mitsubishi Materials Corp. (a)	6,000	15,968
Mitsubishi Motors Corp. of Japan (a)	17,000	22,227
Mitsubishi Tanabe Pharma Corp.	1,000	14,614
Mitsubishi UFJ Financial Group, Inc.	60,400	299,117
Mitsubishi UFJ Lease & Finance Co. Ltd.	270	9,497
Mitsui & Co. Ltd.	8,400	107,691
Mitsui Chemicals, Inc.	4,000	11,848
Mitsui Engineering & Shipbuilding Co.	3,000	6,248
Mitsui Fudosan Co. Ltd.	4,000	59,242
Mitsui Mining & Smelting Co. Ltd.	3,000	8,192
Mitsui OSK Lines Ltd.	5,000	33,844
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsumi Electric Co. Ltd.	300	$ 5,012
Mizuho Financial Group, Inc.	92,900	150,543
Mizuho Securities Co. Ltd.	3,000	6,804
Mizuho Trust & Banking Co. Ltd. (a)	9,000	7,602
MS&AD Insurance Group Holdings, Inc.	2,690	59,792
Murata Manufacturing Co. Ltd.	1,000	49,407
Namco Bandai Holdings, Inc.	800	7,155
NEC Corp.	13,000	35,048
NGK Insulators Ltd.	1,000	16,916
NGK Spark Plug Co. Ltd.	1,000	12,925
NHK Spring Co. Ltd.	1,000	9,187
Nidec Corp.	500	46,990
Nikon Corp.	1,500	26,069
Nintendo Co. Ltd.	500	139,774
Nippon Building Fund, Inc.	2	17,032
Nippon Electric Glass Co. Ltd.	1,000	12,739
Nippon Express Co. Ltd.	4,000	16,292
Nippon Meat Packers, Inc.	1,000	13,156
Nippon Paper Group, Inc.	500	13,324
Nippon Sheet Glass Co. Ltd.	3,000	7,394
Nippon Steel Corp.	25,000	85,334
Nippon Telegraph & Telephone Corp.	2,500	103,944
Nippon Yusen KK	7,000	29,644
Nishi-Nippon City Bank Ltd.	3,000	8,747
Nissan Chemical Industries Co. Ltd.	1,000	11,883
Nissan Motor Co. Ltd. (a)	12,100	92,964
Nissha Printing Co. Ltd.	100	2,711
Nisshin Seifun Group, Inc.	1,000	12,230
Nisshin Steel Co. Ltd.	2,000	3,356
Nisshinbo Holdings, Inc.	1,000	10,344
Nissin Food Holdings Co. Ltd.	300	10,500
Nitori Co. Ltd.	200	17,240
Nitto Denko Corp.	800	27,714
NKSJ Holdings, Inc. (a)	6,800	39,734
NOK Corp.	400	6,549
Nomura Holdings, Inc.	17,100	96,125
Nomura Real Estate Holdings, Inc.	400	4,925
Nomura Real Estate Office Fund, Inc.	1	5,276
Nomura Research Institute Ltd.	400	7,933
NSK Ltd.	2,000	14,232
NTN Corp.	2,000	8,678
NTT Data Corp.	6	21,799
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DoCoMo, Inc.	74	$ 117,525
NTT Urban Development Co.	5	4,056
Obayashi Corp.	3,000	12,809
Obic Co. Ltd.	40	7,549
Odakyu Electric Railway Co. Ltd.	3,000	27,388
Oji Paper Co. Ltd.	4,000	19,346
Olympus Corp.	900	24,118
Omron Corp.	1,100	26,525
Ono Pharmaceutical Co. Ltd.	400	16,546
Oracle Corp. Japan	200	10,610
Oriental Land Co. Ltd.	200	16,708
ORIX Corp.	470	36,980
Osaka Gas Co. Ltd.	9,000	33,220
Otsuka Corp.	100	6,526
Panasonic Corp.	9,200	121,524
Panasonic Electric Works Co., Ltd.	1,000	12,716
Rakuten, Inc.	36	27,575
Resona Holdings, Inc.	2,700	29,648
Ricoh Co. Ltd.	3,000	41,550
Rinnai Corp.	200	10,726
ROHM Co. Ltd.	500	31,530
Sankyo Co. Ltd. (Gunma)	300	14,683
Santen Pharmaceutical Co. Ltd.	300	10,039
Sanyo Electric Co. Ltd. (a)	9,000	14,163
Sapporo Breweries Ltd.	1,000	4,813
Sapporo Hokuyo Holdings, Inc.	1,800	8,539
SBI Holdings, Inc.	85	11,301
Secom Co. Ltd.	1,000	45,878
Sega Sammy Holdings, Inc.	1,000	14,695
Seiko Epson Corp.	600	7,873
Sekisui Chemical Co. Ltd.	2,000	13,561
Sekisui House Ltd.	3,000	26,624
Senshu Ikeda Holdings, Inc.	2,300	3,380
Seven & i Holdings Co., Ltd.	3,500	83,789
Seven Bank Ltd.	2	3,680
Sharp Corp.	4,000	43,830
Shikoku Electric Power Co., Inc.	1,000	29,494
Shimadzu Corp.	1,000	7,660
Shimamura Co. Ltd.	100	9,060
SHIMANO, Inc.	300	15,239
SHIMIZU Corp.	3,000	11,351
Shin-Etsu Chemical Co., Ltd.	2,000	99,624
Common Stocks - continued
	Shares	Value
Japan - continued
Shinko Electric Industries Co.Ltd.	300	$ 3,968
Shinsei Bank Ltd. (a)	3,000	2,777
Shionogi & Co. Ltd.	1,400	28,543
Shiseido Co. Ltd.	1,500	33,567
Shizuoka Bank Ltd.	3,000	24,993
Showa Denko KK	6,000	11,872
Showa Shell Sekiyu KK	1,000	7,359
SMC Corp.	200	26,474
SOFTBANK CORP.	3,900	116,650
Sojitz Corp.	6,400	10,145
Sony Corp.	4,600	143,863
Sony Financial Holdings, Inc.	4	14,510
Square Enix Holdings Co. Ltd.	400	7,715
Stanley Electric Co. Ltd.	600	10,393
Sumco Corp. (a)	400	7,590
Sumitomo Chemical Co. Ltd.	7,000	30,373
Sumitomo Corp.	5,000	53,110
Sumitomo Electric Industries Ltd.	3,300	38,565
Sumitomo Heavy Industries Ltd.	3,000	17,564
Sumitomo Metal Industries Ltd.	14,000	33,856
Sumitomo Metal Mining Co. Ltd.	2,000	26,613
Sumitomo Mitsui Financial Group, Inc.	6,400	198,165
Sumitomo Realty & Development Co. Ltd.	2,000	36,008
Sumitomo Rubber Industries Ltd.	700	6,941
Sumitomo Trust & Banking Co. Ltd.	7,000	38,959
Suzuken Co. Ltd.	300	10,500
Suzuki Motor Corp.	1,500	31,415
Sysmex Corp.	200	11,501
T&D Holdings, Inc.	1,200	26,284
Taiheiyo Cement Corp. (a)	5,000	6,769
Taisei Corp.	6,000	12,010
Taisho Pharmaceutical Co. Ltd.	1,000	19,439
Taiyo Nippon Sanso Corp.	1,000	8,759
Takashimaya Co. Ltd.	1,000	7,752
Takeda Pharmaceutical Co. Ltd.	3,500	160,573
TDK Corp.	600	36,170
Teijin Ltd.	4,000	12,728
Terumo Corp.	900	47,226
The Chugoku Bank Ltd.	1,000	11,652
The Hachijuni Bank Ltd.	2,000	11,455
The Suruga Bank Ltd.	1,000	9,014
THK Co. Ltd.	500	9,876
Common Stocks - continued
	Shares	Value
Japan - continued
Tobu Railway Co. Ltd.	4,000	$ 22,956
Toho Co. Ltd.	400	6,600
Toho Gas Co. Ltd.	2,000	10,113
Tohoku Electric Power Co., Inc.	1,900	41,045
Tokio Marine Holdings, Inc.	3,500	95,817
Tokuyama Corp.	2,000	10,043
Tokyo Electric Power Co.	5,800	159,253
Tokyo Electron Ltd.	800	42,951
Tokyo Gas Co., Ltd.	11,000	50,020
Tokyo Steel Manufacturing Co. Ltd.	400	4,786
Tokyo Tatemono Co. Ltd.	2,000	6,526
Tokyu Corp.	5,000	21,522
Tokyu Land Corp.	2,000	7,266
TonenGeneral Sekiyu KK	1,000	9,025
Toppan Printing Co. Ltd.	2,000	16,500
Toray Industries, Inc.	7,000	37,501
Toshiba Corp. (a)	19,000	99,369
Tosoh Corp.	2,000	5,346
Toto Ltd.	1,000	6,815
Toyo Seikan Kaisha Ltd.	800	12,839
Toyoda Gosei Co. Ltd.	300	7,498
Toyota Boshoku Corp.	300	4,742
Toyota Industries Corp.	1,000	26,960
Toyota Motor Corp.	12,900	452,683
Toyota Tsusho Corp.	1,000	15,204
Trend Micro, Inc.	500	14,753
Tsumura & Co.	300	9,022
Ube Industries Ltd.	4,000	9,997
Uni-Charm Corp.	200	23,789
UNY Co. Ltd.	600	4,638
Ushio, Inc.	400	6,794
USS Co. Ltd.	120	9,025
West Japan Railway Co.	8	29,621
Yahoo! Japan Corp.	62	23,853
Yakult Honsha Co. Ltd.	400	11,566
Yamada Denki Co. Ltd.	370	25,002
Yamaguchi Financial Group, Inc.	1,000	9,372
Yamaha Corp.	500	5,548
Yamaha Motor Co. Ltd. (a)	1,100	14,268
Yamato Holdings Co. Ltd.	1,900	23,567
Yamato Kogyo Co. Ltd.	200	4,878
Yamazaki Baking Co. Ltd.	1,000	12,670
Common Stocks - continued
	Shares	Value
Japan - continued
Yaskawa Electric Corp.	1,000	$ 7,533
Yokogawa Electric Corp.	800	4,739
TOTAL JAPAN		10,078,845
Korea (South) - 2.9%
Amorepacific Corp.	14	11,434
Busan Bank	560	6,037
Celltrion, Inc. (a)	184	2,995
Cheil Industries, Inc.	194	14,893
CJ CheilJedang Corp.	45	8,998
Daegu Bank Co. Ltd.	690	8,897
Daelim Industrial Co.	159	9,007
Daewoo Engineering & Construction Co. Ltd.	450	3,824
Daewoo International Corp.	312	8,784
Daewoo Securities Co. Ltd.	630	12,278
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	650	11,019
DC Chemical Co. Ltd.	77	18,033
Dongbu Insurance Co. Ltd.	260	8,090
Dongkuk Steel Mill Co. Ltd.	180	3,653
Doosan Co. Ltd.	39	3,776
Doosan Heavy Industries & Construction Co. Ltd.	223	14,537
Doosan Infracore Co. Ltd. (a)	510	9,163
Glovis Co. Ltd.	52	6,001
GS Engineering & Construction Corp.	184	12,446
GS Holdings Corp.	200	7,009
Hana Financial Group, Inc.	930	27,717
Hanjin Heavy Industries & Consolidated Co. Ltd.	150	3,589
Hanjin Shipping Co. Ltd. (a)	9	242
Hanjin Shipping Holdngs Co. Ltd. (a)	12	173
Hankook Tire Co. Ltd.	420	9,535
Hanwha Chemical Corp.	500	8,138
Hanwha Corp.	180	6,103
HITE Brewery Co. Ltd.	30	3,564
Honam Petrochemical Corp.	78	11,376
Hynix Semiconductor, Inc. (a)	2,350	44,705
Hyosung Corp.	131	9,093
Hyundai Department Store Co. Ltd.	84	8,380
Hyundai Engineering & Construction Co. Ltd.	338	18,061
Hyundai Heavy Industries Co. Ltd.	172	39,046
Hyundai Industrial Development & Construction Co.	340	7,805
Hyundai Mipo Dockyard Co. Ltd.	40	5,479
Hyundai Mobis	301	52,044
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Motor Co.	720	$ 90,704
Hyundai Securities Co. Ltd.	450	5,174
Hyundai Steel Co.	242	20,972
Industrial Bank of Korea	790	10,453
Kangwon Land, Inc.	370	6,194
KB Financial Group, Inc.	1,099	47,693
KB Financial Group, Inc. ADR	362	15,486
KCC Corp.	17	4,391
Kia Motors Corp.	1,070	27,954
Korea Electric Power Corp. (a)	920	25,791
Korea Electric Power Corp. sponsored ADR (a)	520	7,327
Korea Exchange Bank	1,240	12,738
Korea Gas Corp.	103	3,858
Korea Investment Holdings Co. Ltd.	140	4,001
Korea Life Insurance Co. Ltd.	650	4,787
Korea Zinc Co. Ltd.	47	9,358
Korean Air Lines Co. Ltd. (a)	209	13,041
KT Corp.	380	13,711
KT Corp. sponsored ADR	320	6,032
KT&G Corp.	518	26,015
LG Chemical Ltd.	214	59,527
LG Corp.	454	31,399
LG Display Co. Ltd.	800	24,461
LG Display Co. Ltd. sponsored ADR	460	7,070
LG Electronics, Inc.	457	38,832
LG Household & Health Care Ltd.	43	13,543
LG Innotek Co. Ltd.	50	6,764
LG Telecom Ltd.	908	6,119
Lotte Confectionery Co. Ltd.	3	3,422
Lotte Shopping Co. Ltd.	45	13,697
LS Cable Ltd.	110	8,910
LS Industrial Systems Ltd.	64	4,762
Mirae Asset Securities Co. Ltd.	87	4,296
NCsoft Corp.	68	10,809
NHN Corp. (a)	190	29,558
POSCO	215	89,439
POSCO sponsored ADR	336	34,947
S-Oil Corp.	233	11,130
S1 Corp.	84	4,254
Samsung C&T Corp.	592	29,681
Samsung Card Co. Ltd.	192	8,490
Samsung Electro-Mechanics Co. Ltd.	268	30,930
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	383	$ 262,295
Samsung Electronics Co. Ltd.:
GDR	268	92,460
GDR (e)	56	12,992
Samsung Engineering Co. Ltd.	150	15,663
Samsung Fire & Marine Insurance Co. Ltd.	161	28,041
Samsung Heavy Industries Ltd.	730	15,245
Samsung Life Insurance Co. Ltd.	300	27,901
Samsung SDI Co. Ltd.	165	23,716
Samsung Securities Co. Ltd.	265	13,443
Samsung Techwin Co. Ltd.	183	17,020
Seoul Semiconductor Co. Ltd.	200	7,364
Shinhan Financial Group Co. Ltd.	1,360	55,840
Shinhan Financial Group Co. Ltd. sponsored ADR	225	18,614
Shinsegae Co. Ltd.	65	31,105
SK Broadband Co., Ltd. (a)	746	3,337
SK C&C Co. Ltd.	100	7,618
SK Energy Co. Ltd.	289	30,177
SK Holdings Co. Ltd.	118	9,258
SK Networks Co. Ltd.	370	3,238
SK Telecom Co. Ltd.	164	23,121
STX Pan Ocean Co. Ltd. (Korea)	380	3,855
Tong Yang Securities, Inc.	410	3,744
Woongjin Coway Co. Ltd.	270	9,542
Woori Finance Holdings Co. Ltd.	1,390	17,276
Woori Investment & Securities Co. Ltd.	550	8,649
Yuhan Corp.	31	4,154
TOTAL KOREA (SOUTH)		2,009,312
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	4,130	126,458
Kernel Holding SA (a)	100	2,050
Millicom International Cellular SA unit	349	32,299
SES SA FDR (France) unit	1,353	33,426
Tenaris SA	2,185	43,657
TOTAL LUXEMBOURG		237,890
Malaysia - 0.6%
AirAsia Bhd (a)	10,000	4,680
AMMB Holdings Bhd	9,400	15,205
Axiata Group Bhd (a)	11,700	15,655
Berjaya Group Bhd	10,000	3,392
Common Stocks - continued
	Shares	Value
Malaysia - continued
Berjaya Retail Bhd (a)	1,000	$ 157
Berjaya Sports Toto Bhd	3,000	3,958
British American Tobacco (Malaysia) Bhd	500	7,051
Bumiputra-Commerce Holdings Bhd	17,000	39,513
Bursa Malaysia Bhd	1,600	3,538
DiGi.com Bhd	1,500	11,637
Gamuda Bhd	11,000	11,471
Gamuda Bhd warrants 5/25/15 (a)	275	93
Genting Bhd	9,400	23,590
Genting Malaysia Bhd	13,000	11,637
Genting Plantations Bhd	400	879
Hong Leong Bank BHD	1,600	4,528
Hong Leong Credit BHD	500	1,363
IGB Corp. Bhd	4,000	2,362
IJM Corp. Bhd	5,000	7,931
IOI Corp. Bhd	15,300	24,605
Kuala Lumpur Kepong Bhd	2,200	11,664
Lafarge Malayan Cement Bhd	1,800	3,811
Malayan Banking Bhd	16,300	39,627
Malaysian Airline System Bhd (a)	4,900	3,278
Malaysian Plantations Bhd	4,100	3,760
Maxis Bhd	9,000	14,954
MISC Bhd	5,500	15,202
MMC Corp. Bhd	4,500	3,661
Parkson Holdings Bhd	2,207	3,833
Petronas Dagangan BHD	1,300	4,198
Petronas Gas BHD	1,600	5,026
PLUS Expressways Bhd	7,900	9,528
PPB Group Bhd	2,200	11,982
Public Bank Bhd	42	160
Public Bank Bhd (For. Reg.)	4,500	17,272
RHB Capital BHD	2,000	4,077
Sime Darby Bhd	12,300	30,134
SP Setia Bhd	3,200	4,201
Telekom Malaysia Bhd	3,900	4,116
Tenaga Nasional BHD	8,200	22,124
UMW Holdings Bhd	2,200	4,319
YTL Corp. Bhd	3,100	7,303
YTL Power International Bhd	11,400	8,092
TOTAL MALAYSIA		425,567
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	27,000	$ 11,416
Mexico - 1.0%
Alfa SA de CV Series A	1,400	10,909
America Movil SAB de CV Series L	90,123	223,058
Cemex SA de CV unit	40,624	38,511
Coca-Cola FEMSA SAB de CV Series L	1,500	10,269
Desarrolladora Homex SAB de CV (a)	900	4,448
Fomento Economico Mexicano SAB de CV unit	9,500	46,388
Grupo Aeroportuario del Pacifico SA de CV Series B	2,700	8,752
Grupo Bimbo Sab de CV Series A	1,700	12,807
Grupo Carso SA de CV Series A1	3,000	11,260
Grupo Elektra SA de CV	340	13,555
Grupo Financiero Banorte SAB de CV Series O	5,900	23,095
Grupo Financiero Inbursa SAB de CV Series O	4,000	14,122
Grupo Mexico SA de CV Series B	19,100	50,774
Grupo Modelo SAB de CV Series C	3,500	18,998
Grupo Televisa SA de CV	10,500	40,073
Industrias Penoles SA de CV	435	9,090
Kimberly-Clark de Mexico SA de CV Series A	2,700	17,062
Mexichem SAB de CV	3,300	9,153
Telefonos de Mexico SA de CV Series L	23,400	17,062
Urbi, Desarrollos Urbanos, SA de CV (a)	1,900	3,682
Wal-Mart de Mexico SA de CV Series V	28,800	66,890
TOTAL MEXICO		649,958
Morocco - 0.0%
Attijariwafa Bank	114	4,085
Douja Promotion Groupe Addoha SA	572	7,675
Douja Promotion Groupe Addoha SA rights 8/12/10 (a)	572	134
Maroc Telecom	850	14,929
TOTAL MOROCCO		26,823
Netherlands - 1.9%
Aegon NV (a)	6,813	40,929
Akzo Nobel NV	1,029	60,627
ASML Holding NV (Netherlands)	2,126	68,246
Corio NV	292	17,134
Delta Lloyd NV	400	7,705
European Aeronautic Defence and Space Co. EADS NV (a)	1,797	42,580
Fugro NV (Certificaten Van Aandelen) unit	292	15,419
Heineken Holding NV (A Shares)	551	21,616
Heineken NV (Bearer)	1,079	48,841
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV (Certificaten Van Aandelen) unit (a)	17,595	$ 168,760
Koninklijke Ahold NV	5,830	74,846
Koninklijke Boskalis Westminster NV	328	13,545
Koninklijke KPN NV	7,398	102,979
Koninklijke Philips Electronics NV	4,588	142,649
QIAGEN NV (a)	1,124	20,883
Randstad Holdings NV (a)	516	23,182
Reed Elsevier NV	3,200	41,438
Royal DSM NV	710	33,698
SBM Offshore NV	792	12,495
STMicroelectronics NV	2,860	23,489
TNT NV	1,810	54,023
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	7,650	225,040
Vopak NV	300	12,194
Wolters Kluwer NV (Certificaten Van Aandelen)	1,536	30,990
TOTAL NETHERLANDS		1,303,308
New Zealand - 0.1%
Auckland International Airport Ltd.	3,570	5,128
Contact Energy Ltd.	2,207	9,125
Fletcher Building Ltd.	2,449	13,501
Sky City Entertainment Group Ltd.	4,281	9,409
Telecom Corp. of New Zealand Ltd.	9,017	13,003
TOTAL NEW ZEALAND		50,166
Norway - 0.5%
Aker Solutions ASA	800	10,373
DnB NOR ASA	4,822	59,903
Norsk Hydro ASA	3,991	21,488
Orkla ASA (A Shares)	3,200	26,555
Renewable Energy Corp. ASA (a)	2,000	5,506
StatoilHydro ASA	5,400	109,251
Telenor ASA	4,100	63,287
Yara International ASA	800	30,164
TOTAL NORWAY		326,527
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	863	33,320
Philippines - 0.1%
Ayala Corp.	670	4,665
Ayala Land, Inc.	19,500	6,262
Banco de Oro Universal Bank	3,900	4,001
Common Stocks - continued
	Shares	Value
Philippines - continued
Bank of the Philippine Islands (BPI)	4,600	$ 4,789
Globe Telecom, Inc.	50	967
Jollibee Food Corp.	700	1,192
Manila Electric Co.	2,350	9,586
Metropolitan Bank & Trust Co.	3,100	4,086
Philippine Long Distance Telephone Co.	240	12,787
PNOC Energy Development Corp.	35,000	3,398
SM Investments Corp.	700	6,689
SM Prime Holdings, Inc.	18,000	4,191
TOTAL PHILIPPINES		62,613
Poland - 0.3%
Asseco Poland SA	257	4,591
Bank Handlowy w Warszawie SA	144	3,622
Bank Millennium SA (a)	2,310	3,510
Bank Polska Kasa Opieki SA	616	32,853
Bank Zachodni WBK SA	95	5,703
BRE Bank SA (a)	43	3,609
BRE Bank SA (Allotment shares) (a)	16	1,333
Cyfrowy Polsat SA	148	710
Getin Holding SA (a)	1,176	3,930
Globe Trade Centre SA (a)	511	4,007
Grupa Lotos SA (a)	335	3,524
ING Bank Slaski SA	14	3,562
KGHM Polska Miedz SA (Bearer)	622	21,596
PBG SA	47	3,516
Polish Oil & Gas Co.	9,851	11,379
Polska Grupa Energetyczna SA	896	6,455
Polski Koncern Naftowy Orlen SA (a)	1,428	18,145
Powszechna Kasa Oszczednosci Bank SA	2,968	37,858
Powszechny Zaklad Ubezpieczen SA	200	25,641
Tauron Polska Energia SA	4,815	8,022
Telekomunikacja Polska SA	2,403	12,440
TVN SA	616	3,568
TOTAL POLAND		219,574
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	13,173	11,400
Banco Espirito Santo SA (Reg.)	3,248	15,553
Brisa Auto-Estradas de Portugal SA	661	4,316
Cimpor-Cimentos de Portugal SGPS SA	954	5,804
Energias de Portugal SA	7,391	24,304
Common Stocks - continued
	Shares	Value
Portugal - continued
Galp Energia SGPS SA Class B	1,120	$ 18,320
Jeronimo Martins SGPS SA	1,160	12,677
Portugal Telecom SGPS SA (Reg.)	2,453	26,994
TOTAL PORTUGAL		119,368
Russia - 1.4%
Comstar United TeleSystems OJSC GDR (Reg. S)	645	4,160
Federal Grid Co.:
Rights	34,566	0
Unified Energy System JSC (a)	1,507,310	16,729
Gazprom Neft (a)	467	1,894
Gazprom Neft sponsored ADR	150	3,039
Inter Rao Ues JSC (a)	2,800,000	3,949
Lukoil Oil Co. (a)	665	37,836
Lukoil Oil Co. sponsored ADR	1,470	83,790
Magnit OJSC GDR (Reg. S)	900	19,035
Mechel Steel Group OAO sponsored ADR	731	15,921
Mobile TeleSystems OJSC sponsored ADR	2,438	54,124
Novolipetsk Steel Ojsc	373	11,597
OAO Gazprom (a)	13,463	72,436
OAO Gazprom sponsored ADR (Reg. S)	9,134	197,112
OAO NOVATEK GDR	417	31,275
OAO Raspadskaya (a)	700	2,761
OAO Tatneft sponsored ADR	1,122	34,681
OAO TMK unit (a)	177	2,917
OGK-4 OJSC (a)	76,500	6,059
OJSC MMC Norilsk Nickel (a)	122	20,054
OJSC MMC Norilsk Nickel ADR (a)	2,180	35,839
OJSC Oil Co. Rosneft (a)	1,806	12,116
OJSC Oil Company Rosneft GDR (Reg. S)	6,124	40,908
Polymetal JSC (a)	111	1,463
Polymetal JSC GDR (Reg. S) (a)	261	3,422
Polyus Gold OJSC	108	4,925
Polyus Gold OJSC:
ADR	178	4,317
sponsored ADR	176	4,242
RusHydro JSC (a)	144,700	7,533
RusHydro JSC sponsored ADR (a)	3,630	18,949
Sberbank (Savings Bank of the Russian Federation)	41,019	114,420
Severstal JSC (a)	285	3,364
Severstal JSC GDR (Reg. S) (a)	784	9,259
Sistema JSFC sponsored GDR (a)	491	12,030
Surgutneftegaz JSC:
(Reg.)	10,100	10,249
Common Stocks - continued
	Shares	Value
Russia - continued
Surgutneftegaz JSC: - continued
sponsored ADR	2,300	$ 23,322
Uralkali JSC (a)	1,055	4,437
Uralkali JSC GDR (Reg. S) (a)	506	10,636
VTB Bank JSC (a)	2,224,000	5,980
VTB Bank JSC unit	2,242	12,152
Wimm-Bill-Dann Foods OJSC sponsored ADR	325	6,419
TOTAL RUSSIA		965,351
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	7,000	10,913
CapitaLand Ltd.	11,000	32,032
CapitaMall Trust	11,000	15,450
CapitaMalls Asia Ltd.	7,000	10,964
City Developments Ltd.	2,000	17,795
ComfortDelgro Corp. Ltd.	10,000	11,766
Cosco Corp. Singapore Ltd.	4,000	4,824
DBS Group Holdings Ltd.	8,128	86,067
Fraser & Neave Ltd.	5,000	20,185
Keppel Corp. Ltd.	6,000	41,209
Keppel Land Ltd.	3,000	8,912
Neptune Orient Lines Ltd. (a)	5,000	7,537
Olam International Ltd.	6,000	12,398
Oversea-Chinese Banking Corp. Ltd.	11,123	73,859
SembCorp Industries Ltd.	5,000	15,516
SembCorp Marine Ltd.	4,000	11,766
Singapore Airlines Ltd.	2,000	22,972
Singapore Exchange Ltd.	4,000	22,531
Singapore Press Holdings Ltd.	7,000	21,259
Singapore Technologies Engineering Ltd.	8,000	19,060
Singapore Telecommunications Ltd.	39,000	89,477
StarHub Ltd.	3,000	5,206
United Overseas Bank Ltd.	6,116	89,318
UOL Group Ltd.	2,000	5,809
Wilmar International Ltd.	6,000	27,620
Yangzijiang Shipbuilding Holdings Ltd.	7,000	7,464
TOTAL SINGAPORE		691,909
South Africa - 1.7%
Absa Group Ltd.	1,534	28,601
African Bank Investments Ltd.	4,174	19,170
African Rainbow Minerals Ltd.	517	12,124
Common Stocks - continued
	Shares	Value
South Africa - continued
Anglo Platinum Ltd. (a)	321	$ 30,937
AngloGold Ashanti Ltd.	1,771	71,847
ArcelorMittal South Africa Ltd.	844	9,842
Aspen Pharmacare Holdings Ltd. (a)	1,298	14,503
Aveng Ltd.	1,461	7,215
Bidvest Group Ltd.	1,419	25,774
Discovery Holdings Ltd.	930	4,622
Exxaro Resources Ltd.	645	10,699
FirstRand Ltd.	12,792	35,512
Foschini Ltd.	1,069	10,405
Gold Fields Ltd.	3,083	41,681
Growthpoint Properties Ltd.	6,772	15,411
Harmony Gold Mining Co. Ltd.	1,913	19,254
Impala Platinum Holdings Ltd.	2,249	60,891
Imperial Holdings Ltd.	871	11,517
Investec Ltd.	1,116	9,105
Kumba Iron Ore Ltd.	370	18,768
Liberty Holdings Ltd.	425	4,539
Massmart Holdings Ltd.	809	14,190
MTN Group Ltd.	7,764	124,481
Murray & Roberts Holdings Ltd.	1,694	9,759
Naspers Ltd. Class N	1,720	73,334
Nedbank Group Ltd.	877	16,256
Netcare Ltd.	4,846	9,035
Northam Platinum Ltd.	582	3,511
Pick 'n Pay Stores Ltd.	798	4,979
Pretoria Portland Cement Co. Ltd.	2,528	11,177
Redefine Properties Ltd. unit	11,248	11,797
Remgro Ltd.	2,070	28,378
Reunert Ltd.	800	6,477
RMB Holdings Ltd.	4,131	19,538
Sanlam Ltd.	8,511	29,193
Sappi Ltd. (a)	2,657	12,767
Sasol Ltd.	2,612	103,510
Shoprite Holdings Ltd.	2,037	25,524
Standard Bank Group Ltd.	5,460	84,958
Steinhoff International Holdings Ltd.	5,500	14,402
Telkom SA Ltd.	1,554	7,261
Tiger Brands Ltd.	692	17,171
Truworths International Ltd.	2,184	17,459
Common Stocks - continued
	Shares	Value
South Africa - continued
Vodacom Group (Pty) Ltd.	1,709	$ 14,526
Woolworths Holdings Ltd.	3,315	11,812
TOTAL SOUTH AFRICA		1,133,912
Spain - 2.6%
Abertis Infraestructuras SA	1,487	25,137
Acerinox SA	551	9,469
Actividades de Construccion y Servicios SA (ACS)	676	29,331
Banco Bilbao Vizcaya Argentaria SA	16,411	220,104
Banco de Sabadell SA	4,557	25,919
Banco de Valencia SA	772	4,639
Banco Popular Espanol SA	4,295	28,549
Banco Santander SA	38,489	500,091
Bankinter SA	1,206	9,048
Cintra Concesiones de Infrastructuras de Transporte SA	2,064	18,110
Criteria CaixaCorp, SA	3,867	18,895
EDP Renovaveis SA (a)	1,039	6,206
Enagas SA	825	15,226
Fomento Construcciones y Contratas SA (FOCSA)	137	3,560
Gamesa Corporacion Tecnologica SA (a)	1,054	9,201
Gas Natural SDG SA	1,029	17,207
Gestevision Telecinco SA	345	3,954
Grifols SA	804	8,963
Grupo Acciona SA	137	12,078
Iberdrola Renovables SA	4,084	14,297
Iberdrola SA	18,263	128,894
Iberia Lineas Aereas de Espana SA (a)	1,989	6,766
Inditex SA	1,040	68,791
Indra Sistemas SA	364	5,949
Mapfre SA (Reg.)	3,710	12,243
Red Electrica Corporacion SA	534	23,385
Repsol YPF SA	3,291	77,610
Telefonica SA	19,107	432,751
Zardoya Otis SA	715	11,155
Zardoya Otis SA (a)	23	359
TOTAL SPAIN		1,747,887
Sweden - 2.0%
Alfa Laval AB	1,463	22,681
ASSA ABLOY AB (B Shares)	1,607	35,555
Atlas Copco AB:
(A Shares)	3,351	54,829
Common Stocks - continued
	Shares	Value
Sweden - continued
Atlas Copco AB: - continued
(B Shares)	1,650	$ 24,643
Boliden AB	1,300	15,462
Electrolux AB (B Shares)	1,116	24,893
Getinge AB (B Shares)	950	21,032
H&M Hennes & Mauritz AB (B Shares)	4,800	151,222
Holmen AB (B Shares)	311	8,165
Husqvarna AB (B Shares)	2,007	14,181
Investment AB Kinnevik	1,000	18,786
Investor AB (B Shares)	2,317	43,689
Modern Times Group MTG AB (B Shares)	300	18,811
Nordea Bank AB	15,300	153,042
Ratos AB (B Shares)	410	11,713
Sandvik AB	4,486	57,955
Scania AB (B Shares)	1,700	31,348
Securitas AB (B Shares)	1,509	15,335
Skandinaviska Enskilda Banken AB (A Shares)	6,190	42,613
Skanska AB (B Shares)	1,854	31,362
SKF AB (B Shares)	1,750	33,434
SSAB Svenskt Stal AB:
(A Shares)	889	12,871
(B Shares)	291	3,743
Svenska Cellulosa AB (SCA) (B Shares)	2,626	37,909
Svenska Handelsbanken AB (A Shares)	2,173	62,378
Swedbank AB (A Shares) (a)	3,250	37,169
Swedish Match Co.	1,046	24,708
TELE2 AB (B Shares)	1,665	29,526
Telefonaktiebolaget LM Ericsson (B Shares)	14,404	158,972
TeliaSonera AB	10,050	72,750
Volvo AB (B Shares) (a)	4,837	60,278
TOTAL SWEDEN		1,331,055
Switzerland - 5.1%
ABB Ltd. (Reg.)	10,182	205,561
Actelion Ltd. (a)	510	20,629
Adecco SA (Reg.)	568	28,958
ARYZTA AG	308	12,597
Baloise Holdings AG	215	17,226
Compagnie Financiere Richemont SA Series A	2,450	95,620
Credit Suisse Group (Reg.)	5,356	242,809
GAM Holding Ltd. (a)	883	10,216
Geberit AG (Reg.)	179	29,268
Common Stocks - continued
	Shares	Value
Switzerland - continued
Givaudan SA	36	$ 33,181
Holcim Ltd. (Reg.)	1,150	76,847
Julius Baer Group Ltd.	956	33,456
Kuehne & Nagel International AG	259	27,776
Lindt & Spruengli AG (participation certificate)	10	22,505
Logitech International SA (Reg.) (a)	889	13,988
Lonza Group AG	220	17,088
Nestle SA	16,329	807,396
Nobel Biocare Holding AG (Switzerland)	611	10,289
Novartis AG	9,880	480,367
Pargesa Holding SA	141	9,693
Roche Holding AG (participation certificate)	3,317	431,524
Schindler Holding AG:
(participation certificate)	266	23,853
(Reg.)	92	8,082
SGS Societe Generale de Surveillance Holding SA (Reg.)	26	36,521
Sika AG (Bearer)	6	11,297
Sonova Holding AG Class B	220	26,699
Straumann Holding AG	44	9,644
Swiss Life Holding AG	141	14,824
Swiss Reinsurance Co.	1,580	72,784
Swisscom AG	119	44,559
Syngenta AG (Switzerland)	450	99,402
The Swatch Group AG:
(Bearer)	145	44,911
(Reg.)	210	11,805
UBS AG (a)	16,845	285,988
Zurich Financial Services AG	706	164,850
TOTAL SWITZERLAND		3,482,213
Taiwan - 2.4%
Acer, Inc.	13,013	34,905
Advanced Semiconductor Engineering, Inc.	21,998	17,028
Advantech Co. Ltd.	1,000	2,148
Asia Cement Corp.	9,000	8,919
ASUSTeK Computer, Inc.	2,100	15,855
AU Optronics Corp.	34,000	32,242
Capital Securities Corp.	2,000	925
Catcher Technology Co. Ltd.	2,000	4,508
Cathay Financial Holding Co. Ltd.	29,000	45,693
Chang Hwa Commercial Bank	16,000	8,453
Cheng Shin Rubber Industry Co. Ltd.	4,000	10,242
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cheng Uei Precision Industries Co. Ltd.	1,010	$ 1,771
Chicony Electronics Co. Ltd.	2,100	4,602
Chimei Innolux Corp.	25,341	27,411
China Airlines Ltd. (a)	8,000	4,302
China Development Finance Holding Corp.	38,000	10,929
China Life Insurance Co. Ltd.	7,000	6,237
China Steel Corp.	44,419	42,145
Chinatrust Financial Holding Co. Ltd.	42,000	25,210
Chunghwa Picture Tubes, Ltd. (a)	42,000	2,744
Chunghwa Telecom Co. Ltd.	21,000	44,325
Clevo Co. Ltd.	2,000	4,214
CMC Magnetics Corp. (a)	14,000	3,751
Compal Communications, Inc.	1,000	894
Compal Electronics, Inc.	20,000	26,229
Coretronic Corp.	3,000	4,178
Delta Electronics, Inc.	8,000	27,636
E.Sun Financial Holdings Co. Ltd.	18,000	8,356
Epistar Corp.	3,000	8,263
Eternal Chemical Co. Ltd.	4,000	3,989
EVA Airways Corp. (a)	7,000	4,180
Evergreen International Storage & Transport Corp.	1,000	780
Evergreen Marine Corp. (Taiwan) (a)	5,000	3,720
Everlight Electronics Co. Ltd.	1,000	2,857
Far East Department Stores Co. Ltd.	4,000	3,920
Far Eastern Textile Ltd.	13,000	15,098
Far EasTone Telecommunications Co. Ltd.	9,000	12,549
Farglory Land Development Co. Ltd.	1,000	1,988
Feng Hsin Iron & Steel Co.	3,000	4,300
First Financial Holding Co. Ltd.	23,000	13,554
Formosa Chemicals & Fibre Corp.	14,000	30,506
Formosa Petrochemical Corp.	5,000	11,630
Formosa Plastics Corp.	19,000	39,737
Formosa Taffeta Co. Ltd.	5,000	3,814
Foxconn Technology Co. Ltd.	3,000	10,223
Fubon Financial Holding Co. Ltd.	23,000	28,258
Giant Manufacturing Co. Ltd.	1,000	3,486
HannStar Display Corp. (a)	19,000	3,695
Hon Hai Precision Industry Co. Ltd. (Foxconn)	36,000	145,182
HTC Corp.	3,150	57,904
Hua Nan Financial Holdings Co. Ltd.	18,000	11,226
Inotera Memories, Inc. (a)	11,257	5,947
Inventec Corp.	8,400	4,464
Common Stocks - continued
	Shares	Value
Taiwan - continued
KGI Securities Co. Ltd.	10,000	$ 4,142
Kinsus Interconnect Technology Corp.	1,000	2,098
Largan Precision Co. Ltd.	1,000	19,132
Lite-On Technology Corp.	11,000	14,065
Macronix International Co. Ltd.	15,000	10,012
MediaTek, Inc.	4,007	54,304
Mega Financial Holding Co. Ltd.	42,000	25,144
Micro-Star International Co. Ltd.	5,000	2,790
Mitac International Corp.	2,000	819
Motech Industries, Inc.	1,009	3,754
Nan Ya Plastics Corp.	21,000	37,027
Nan Ya Printed Circuit Board Corp.	1,000	4,095
Nanya Technology Corp. (a)	4,000	2,707
Novatek Microelectronics Corp.	2,000	5,296
Pegatron Corp. (a)	5,652	6,538
Phison Electronics Corp.	1,199	6,222
Polaris Securities Co. Ltd.	8,000	3,664
Pou Chen Corp.	12,240	9,374
Powerchip Technology Corp. (a)	32,000	4,602
Powertech Technology, Inc.	3,000	9,191
President Chain Store Corp.	3,000	9,848
Prime View International Co. Ltd. (a)	4,000	5,802
Qisda Corp. (a)	7,000	3,961
Quanta Computer, Inc.	12,000	21,759
Realtek Semiconductor Corp.	2,000	4,571
Richtek Technology Corp.	1,000	8,456
Ruentex Development Co. Ltd.	2,000	3,426
Ruentex Industries Ltd.	2,000	5,790
Shin Kong Financial Holding Co. Ltd. (a)	21,357	7,745
Siliconware Precision Industries Co. Ltd.	15,000	14,675
SIMPLO Technology Co. Ltd.	1,100	6,087
Sinopac Holdings Co.	29,000	9,746
Synnex Technology International Corp.	5,000	11,411
Taishin Financial Holdings Co. Ltd. (a)	21,593	9,653
Taiwan Business Bank (a)	13,000	3,849
Taiwan Cement Corp.	15,000	13,974
Taiwan Cooperative Bank	17,000	11,028
Taiwan Fertilizer Co. Ltd.	4,000	11,079
Taiwan Glass Industry Corp.	4,120	3,986
Taiwan Mobile Co. Ltd.	9,000	17,782
Taiwan Semiconductor Manufacturing Co. Ltd.	114,000	220,460
Tatung Co. Ltd. (a)	18,000	3,286
Common Stocks - continued
	Shares	Value
Taiwan - continued
TECO Electric & Machinery Co. Ltd.	8,000	$ 3,852
Transcend Information, Inc.	1,000	2,792
Tripod Technology Corp.	2,000	7,628
TSRC Corp.	1,000	1,455
Tung Ho Steel Enterprise Corp.	3,000	2,635
U-Ming Marine Transport Corp.	2,000	3,789
Unified-President Enterprises Corp.	15,000	17,843
Unimicron Technology Corp.	6,000	9,998
United Microelectronics Corp.	58,000	25,774
Vanguard International Semiconductor Corp.	2,000	832
Walsin Lihwa Corp. (a)	10,000	4,392
Wan Hai Lines Ltd. (a)	5,000	3,376
Winbond Electronics Corp. (a)	13,000	3,316
Wintek Corp. (a)	4,000	3,589
Wistron Corp.	8,402	13,580
WPG Holding Co. Ltd.	3,000	6,199
Yang Ming Marine Transport Corp.	6,000	3,892
Young Fast Optoelectron Co. Ltd.	1,000	8,628
Yuanta Financial Holding Co. Ltd.	27,000	15,109
Yulon Motor Co. Ltd.	3,000	3,456
TOTAL TAIWAN		1,632,607
Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	4,300	12,432
Bangkok Bank Ltd. PCL	2,100	9,026
Bangkok Bank Ltd. PCL (For. Reg.)	4,700	20,201
Bank of Ayudhya PCL (For. Reg.)	7,100	4,523
Banpu PCL	600	11,577
Banpu PCL (For. Reg.)	200	3,859
BEC World PCL (For. Reg.)	5,000	4,638
C.P. Seven Eleven PCL	9,300	9,274
Charoen Pokphand Foods PCL (For. Reg.)	13,700	10,209
Glow Energy PCL (For. Reg.)	3,600	4,481
Kasikornbank PCL	2,900	9,326
Kasikornbank PCL (For. Reg.)	5,800	18,652
Krung Thai Bank PCL (For. Reg.)	11,000	4,422
Land & House PCL (For. Reg.)	3,500	622
PTT Aromatics & Refining PLC	4,700	3,386
PTT Chemical PCL	2,200	6,871
PTT Exploration and Production PCL (For. Reg.)	5,100	23,497
PTT PCL (For. Reg.)	3,600	28,275
Ratchaburi Electric Generating Holding PCL	700	806
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	1,500	$ 13,080
Siam Commercial Bank PCL (For. Reg.)	6,900	18,989
Thai Oil PCL (For. Reg.)	5,000	6,803
Thai Petrochemical Industry PCL	46,800	5,615
TMB PCL (For.Reg.) (a)	88,300	5,352
Total Access Communication PCL (For. Reg.)	700	1,023
TOTAL THAILAND		236,939
Turkey - 0.4%
Akbank T. A. S.	5,610	31,078
Aksigorta AS	222	281
Anadolu Efes Biracilik ve Malt Sanayiive Malt Sanayii SA	979	12,341
Arcelik AS	600	2,966
Asya Katilim Bankasi AS	1,632	4,071
Bim Birlesik Magazalar AS JSC	374	11,476
Coca-Cola Icecek AS	384	4,000
Dogan Sirketler Grubu Holding AS	4,796	3,468
Enka Insaat ve Sanayi AS	1,076	3,962
Eregli Demir ve Celik Fabrikalari TAS	2,607	7,264
Haci Omer Sabanci Holding AS	3,117	14,476
Koc Holding AS	2,983	11,775
Tupras-Turkiye Petrol Rafinerileri AS	669	15,202
Turk Hava Yollari AO	1,399	4,047
Turk Sise ve Cam Fabrikalari AS	762	955
Turk Telekomunikasyon AS	2,946	11,043
Turkcell Iletisim Hizmet AS	3,909	22,780
Turkiye Garanti Bankasi AS	9,476	49,037
Turkiye Halk Bankasi AS	1,569	12,699
Turkiye Is Bankasi AS Series C	7,663	28,724
Turkiye Vakiflar Bankasi TAO	3,268	8,846
Yapi ve Kredi Bankasi AS (a)	4,252	12,920
TOTAL TURKEY		273,411
United Kingdom - 14.0%
3i Group PLC	4,514	20,114
Admiral Group PLC	1,090	24,754
Aggreko PLC	1,100	26,431
AMEC PLC	1,600	21,907
Anglo American PLC (United Kingdom)	6,255	247,662
Antofagasta PLC	1,850	28,667
ARM Holdings PLC	6,100	31,358
Associated British Foods PLC	1,662	26,771
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC (United Kingdom)	6,800	$ 340,789
Autonomy Corp. PLC (a)	1,012	26,110
Aviva PLC	12,362	69,295
Babcock International Group PLC	1,700	14,771
BAE Systems PLC	15,891	77,861
Balfour Beatty PLC	3,522	13,760
Barclays PLC	53,655	277,762
BG Group PLC	15,902	254,769
BHP Billiton PLC	10,463	320,376
BP PLC	87,439	558,913
British Airways PLC (a)	3,094	10,656
British American Tobacco PLC (United Kingdom)	9,462	325,383
British Land Co. PLC	4,085	29,587
British Sky Broadcasting Group PLC	5,038	56,180
BT Group PLC	34,830	77,777
Bunzl PLC	1,471	15,919
Burberry Group PLC	2,116	27,927
Cable & Wireless Worldwide PLC	11,538	12,079
Cairn Energy PLC (a)	6,093	44,609
Capita Group PLC	2,794	31,507
Capital & Counties Properties PLC (a)	1,831	3,159
Capital Shopping Centr Group PLC	2,469	13,263
Carnival PLC	771	27,833
Centrica PLC	23,359	111,338
Cobham PLC	5,300	19,742
Compass Group PLC	8,386	69,709
Diageo PLC	11,938	207,078
Eurasian Natural Resources Corp. PLC	1,158	16,464
FirstGroup PLC	2,397	13,831
Fresnillo PLC	663	10,721
G4S PLC (United Kingdom)	7,372	29,900
GlaxoSmithKline PLC	24,300	424,067
Hammerson PLC	3,168	19,298
Home Retail Group PLC	4,110	15,406
HSBC Holdings PLC (United Kingdom)	82,235	835,834
Icap PLC	2,413	15,176
Imperial Tobacco Group PLC	4,885	138,216
Inmarsat PLC	2,131	24,632
InterContinental Hotel Group PLC	1,289	22,331
International Power PLC	6,929	38,905
Invensys PLC	3,711	15,540
Investec PLC	2,190	17,002
Common Stocks - continued
	Shares	Value
United Kingdom - continued
ITV PLC (a)	18,200	$ 14,758
J Sainsbury PLC	5,015	27,026
Johnson Matthey PLC	1,041	27,609
Kazakhmys PLC	950	18,118
Kingfisher PLC	10,552	35,632
Land Securities Group PLC	3,496	33,584
Legal & General Group PLC	26,742	37,559
Lloyds TSB Group PLC (a)	188,593	203,454
London Stock Exchange Group PLC	866	8,788
Lonmin PLC (a)	703	17,311
Man Group PLC	8,000	27,265
Marks & Spencer Group PLC	7,034	37,995
National Grid PLC	16,655	133,349
Next PLC	918	30,956
Old Mutual PLC	27,328	51,776
Pearson PLC	3,674	57,094
Prudential PLC	11,847	103,048
Reckitt Benckiser Group PLC	2,936	143,901
Reed Elsevier PLC	5,308	45,954
Rexam PLC	3,900	18,901
Rio Tinto PLC	6,730	348,150
Rolls-Royce Group PLC	8,340	75,866
Royal & Sun Alliance Insurance Group PLC	15,813	31,646
Royal Bank of Scotland Group PLC (a)	80,305	62,840
Royal Dutch Shell PLC:
Class A (United Kingdom)	16,747	460,837
Class B	12,640	333,780
SABMiller PLC	4,487	136,104
Sage Group PLC	5,570	20,870
Schroders PLC	617	12,464
Scottish & Southern Energy PLC	4,141	71,962
Segro PLC	3,530	15,502
Serco Group PLC	2,120	18,404
Severn Trent PLC	1,040	21,368
Smith & Nephew PLC	3,920	34,093
Smiths Group PLC	2,019	35,339
Standard Chartered PLC (United Kingdom)	9,480	273,877
Standard Life PLC	10,394	32,963
Tanjong PLC	800	4,493
Tesco PLC	37,990	232,763
Thomas Cook Group PLC	4,177	11,910
Tomkins PLC	4,032	20,465
Common Stocks - continued
	Shares	Value
United Kingdom - continued
TUI Travel PLC	2,972	$ 9,803
Tullow Oil PLC	3,965	76,552
Unilever PLC	6,010	170,671
United Utilities Group PLC	3,263	29,938
Vedanta Resources PLC	596	22,818
Vodafone Group PLC	246,407	574,271
Whitbread PLC	773	17,070
Wm Morrison Supermarkets PLC	10,000	41,563
Wolseley PLC (a)	1,304	29,410
Xstrata PLC	9,582	152,614
TOTAL UNITED KINGDOM		9,557,623
United States of America - 0.1%
Southern Copper Corp.	990	31,096
Synthes, Inc.	272	31,286
TOTAL UNITED STATES OF AMERICA		62,382
TOTAL COMMON STOCKS (Cost $66,040,290)		65,516,585
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	291	10,650
Fresenius SE (non-vtg.)	344	24,440
Henkel AG & Co. KGaA	860	42,689
Porsche Automobil Holding SE	384	19,429
RWE AG (non-vtg.)	232	15,074
Volkswagen AG	792	83,933
TOTAL GERMANY		196,215
Italy - 0.1%
Intesa Sanpaolo SpA	4,871	12,665
Telecom Italia SpA (Risparmio Shares)	28,246	29,362
TOTAL ITALY		42,027
Korea (South) - 0.1%
Hyundai Motor Co.	110	4,585
Hyundai Motor Co. Series 2	210	9,197
LG Electronics, Inc.	95	3,414
Samsung Electronics Co. Ltd.	62	29,198
TOTAL KOREA (SOUTH)		46,394
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - 0.0%
Sberbank (Savings Bank of the Russian Federation) (a)	4,000	$ 7,509
Surgutneftegaz JSC	33,900	15,446
TOTAL RUSSIA		22,955
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $297,691)		307,591
Investment Companies - 0.3%

iShares MSCI Canada Index ETF (Cost $194,277)	7,550	201,283
U.S. Government and Government Agency Obligations - 1.0%
Principal Amount
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.38% 8/19/10 to 9/23/10 (f) (Cost $679,879)	$ 680,000	679,930
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	2,760,828	2,760,828
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	5,250	5,250
TOTAL MONEY MARKET FUNDS (Cost $2,766,078)		2,766,078
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $69,978,215)		69,471,467
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,166,377)
NET ASSETS - 100%		$ 68,305,090
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 1,692,225	$ 143,119
10 CME E-mini MSCI Emerging Markets Index Contracts	Sept. 2010	496,500	39,795
TOTAL EQUITY INDEX CONTRACTS		$ 2,188,725	$ 182,914
The face value of futures purchased as a percentage of net assets is 3.2%
Security Type Abbreviations
ETF - Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,992 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $679,930.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,322
Fidelity Securities Lending Cash Central Fund	47
Total	$ 2,369
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 10,078,845	$ 7,971,579	$ 2,107,266	$ -
United Kingdom	9,557,623	4,062,414	5,490,716	4,493
Canada	5,071,151	5,071,151	-	-
France	4,336,179	3,275,130	1,061,049	-
Australia	3,765,011	3,168,445	596,566	-
Germany	3,536,431	3,536,431	-	-
Switzerland	3,482,213	2,154,098	1,328,115	-
Brazil	2,447,651	2,447,651	-	-
Korea (South)	2,055,706	1,775,650	280,056	-
China	1,805,930	1,324,920	418,876	62,134
Austria	150,710	150,710	-	-
Other	19,536,726	14,846,878	4,689,848	-
Investment Companies	201,283	201,283	-	-
U.S. Government and Government Agency Obligations	679,930	-	679,930	-
Money Market Funds	2,766,078	2,766,078	-	-
Total Investments in Securities:	$ 69,471,467	$ 52,752,418	$ 16,652,422	$ 66,627
Derivative Instruments:
Assets
Futures Contracts	$ 182,914	$ 182,914	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(51)
Cost of Purchases	47,822
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	18,856
Transfers out of Level 3	-
Ending Balance	$ 66,627
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ (51)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $69,984,209. Net unrealized depreciation aggregated $512,742, of which $3,388,909 related to appreciated investment securities and $3,901,651 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010